1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 32                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 35                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 32
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 32 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                The Facing Sheet


                                     PART A
                                     ------

 Prospectuses for Class 1 and Class 2 shares for the following funds: Evergreen VA Core Bond Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund,
  Evergreen VA International Equity Fund (formerly Evergreen VA International
    Growth Fund), Evergreen VA Omega Fund, Evergreen VA Special Values Fund (formerly Evergreen VA Small Cap Value Fund), Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund, as supplemented from time to time, is contained herein.


                                     PART B
                                     ------

 Statement of Additional Information for the following funds: Evergreen VA Core Bond Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth
   and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund (formerly Evergreen VA International
Growth Fund), Evergreen VA Omega Fund, Evergreen VA Special Values Fund(formerly
    Evergreen VA Small Cap Value Fund), Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund, as supplemented from time to time, is contained herein.

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

             EVERGREEN VARIABLE ANNUITY PROSPECTUS (CLASS 1 SHARES)

                                                                    May 1, 2004
Evergreen Variable Annuity Funds


Evergreen VA Core Bond Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Growth Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
  (formerly Evergreen VA International Growth Fund)
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund
Evergreen VA Special Values Fund
  (formerly Evergreen VA Small Cap Value Fund)
Evergreen VA Strategic Income Fund


Class 1


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks .........................................2
Evergreen VA Core Bond Fund ....................................4
Evergreen VA Foundation Fund ...................................6
Evergreen VA Fund ..............................................8
Evergreen VA Growth Fund .......................................10
Evergreen VA Growth and Income Fund ............................12
Evergreen VA High Income Fund ..................................14
Evergreen VA International Equity Fund .........................16
Evergreen VA Omega Fund ........................................18
Evergreen VA Special Equity Fund ...............................20
Evergreen VA Special Values Fund ...............................22
Evergreen VA Strategic Income Fund .............................24

GENERAL INFORMATION:

The Funds' Investment Advisor ..................................26
The Funds' Sub-Advisor .........................................26
The Funds' Portfolio Managers ..................................26
Calculating the Share Price ....................................26
How to Choose the Share Class That Best Suits You ..............27
Participating Insurance Companies ..............................28
How to Buy and Redeem Shares ...................................28
Other Services .................................................28
The Tax Consequences of Investing in the Funds .................28
Fees and Expenses of the Funds .................................29
Financial Highlights ...........................................30
Other Fund Practices ...........................................41
Index Descriptions .............................................43

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating life insurance company. For more information about the Funds and the other funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk
If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA Core Bond Fund

FUND FACTS:

Goal:
Maximize Total Return

Principal Investments:
Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities U.S. Treasury and Agency Obligations

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 7/31/2002. It should give you a general idea of the risks of investing in the Fund. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================

1994          1995        1996         1997        1998         1999        2000         2001        2002        2003
==============================================================================================================================
==============================================================================================================================

                                                                                                                 3.86
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                 + 2.32 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2003                                 - 0.09 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year    10 year      Performance Since 7/31/2002
==============================================================================================================================
==============================================================================================================================
Class 1       7/31/2002                           3.86 %     N/A       N/A          5.93 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     N/A       N/A          6.45 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
============================================================================
                                                    Class 1
============================================================================
============================================================================
Management Fees                                     0.32 %
============================================================================
============================================================================
12b-1 Fees                                          0.00 %
============================================================================
============================================================================
Other Expenses                                      0.30 %
============================================================================
============================================================================
Total Fund Operating Expenses                       0.62 %
============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

===========================================================================
After:                                              Class 1
===========================================================================
===========================================================================
1 year                                              $ 63
===========================================================================
===========================================================================
3 years                                             $ 199
===========================================================================
===========================================================================
5 years                                             $ 346
===========================================================================
===========================================================================
10 years                                            $ 774
===========================================================================

VA Foundation Fund

FUND FACTS:

Goals:
Capital Growth
Current Income

Principal Investments:
Common and Preferred Stocks and Convertible Securities of Large U.S. Companies U.S. Treasury and Agency Obligations
Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth and current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion.

The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth.

The Fund normally invests primarily all of the fixed income portion in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996       1997        1998         1999        2000           2001          2002          2003
==============================================================================================================================
==============================================================================================================================
                                 27.80       10.63        10.64       - 4.93         - 8.57        - 9.66        15.78
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 1997                                + 13.26 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                1st Quarter 2001                                - 8.83 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year      10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 1       3/1/1996                            15.78 %    0.12 %      N/A         6.51 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     6.62 %      N/A         7.09 %
==============================================================================================================================
==============================================================================================================================
Russell 1000                                      29.89 %    - 0.13 %    N/A         8.94 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                                 Class 1
==============================================================================
==============================================================================
Management Fees                                                  0.75 %
==============================================================================
==============================================================================
12b-1 Fees                                                       0.00 %
==============================================================================
==============================================================================
Other Expenses                                                   0.18 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                                    0.93 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 95
==============================================================================
==============================================================================
3 years                                                          $ 296
==============================================================================
==============================================================================
5 years                                                          $ 515
==============================================================================
==============================================================================
10 years                                                         $ 1,143
==============================================================================

VA Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily, and under normal conditions substantially all of its assets, in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996      1997        1998      1999        2000            2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                37.16       6.44      23.03       - 11.99         - 17.85         - 22.22         27.45
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1998                                + 18.02 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 1998                                - 17.20 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year      10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 1       3/1/1996                            27.45 %    - 2.48 %    N/A         5.12 %
==============================================================================================================================
==============================================================================================================================
Russell 1000                                      29.89 %    - 0.13 %    N/A         8.94 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                                  Class 1
==============================================================================
==============================================================================
Management Fees                                                   0.75 %
==============================================================================
==============================================================================
12b-1 Fees                                                        0.00 %
==============================================================================
==============================================================================
Other Expenses                                                    0.27 %
==============================================================================
==============================================================================
Total Fund Operating Expenses 1                                   1.02 %
==============================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==========================================================================
After:                                         Class 1
==========================================================================
==========================================================================
1 year                                         $ 104
==========================================================================
==========================================================================
3 years                                        $ 325
==========================================================================
==========================================================================
5 years                                        $ 563
==========================================================================
==========================================================================
10 years                                       $ 1,248
==========================================================================

VA Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Small- and Mid-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Growth Index, at the time of purchase). As of its last reconstitution on June 30, 2003, the Russell 2000(R) Growth Index had a market capitalization range of approximately $71 million to $1.7 billion. The remaining portion of the Fund's assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Growth Index. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of those companies included in the Russell 2000(R) Growth Index.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 of the Fund in each full calendar year since the Class 1 shares' inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995       1996       1997       1998       1999         2000         2001          2002             2003
==============================================================================================================================
==============================================================================================================================
                                                        21.21        13.27        - 6.68        - 26.91          38.99
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1999                                + 30.97 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2001                                - 22.04 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                 Inception Date of Class            1 year     5 year     10 year     Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================
Class 1          3/3/1998                           38.99 %    5.41 %     N/A         3.08 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Growth                                 48.54 %    0.86 %     N/A         - 0.24 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                            Class 1
=============================================================================
=============================================================================
Management Fees                                             0.70 %
=============================================================================
=============================================================================
12b-1 Fees                                                  0.00 %
=============================================================================
=============================================================================
Other Expenses                                              0.38 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 1                             1.08 %
=============================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                           Class 1
=============================================================================
=============================================================================
1 year                                                           $ 110
=============================================================================
=============================================================================
3 years                                                          $ 343
=============================================================================
=============================================================================
5 years                                                          $ 595
=============================================================================
=============================================================================
10 years                                                         $ 1,317
=============================================================================

VA Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth
Current Income

Principal Investment:
Medium-Cap and Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to seek additional income primarily by investing up to 20% of its assets in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality. The Fund may also invest up to 20% of its assets in foreign securities.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Foreign Investment Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996      1997         1998      1999        2000          2001            2002             2003
==============================================================================================================================
==============================================================================================================================
                                34.66        4.77      18.57       - 0.30        - 12.16         - 15.41          30.14
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 1997                                + 17.25 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2001                                - 18.56 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year     5 year    10 year      Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 1         3/1/1996                            30.14 %    2.71 %    N/A          8.67 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Value                                  30.03 %    3.56 %    N/A          10.37 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                        Class 1
==============================================================================
==============================================================================
Management Fees                                         0.75 %
==============================================================================
==============================================================================
12b-1 Fees                                              0.00 %
==============================================================================
==============================================================================
Other Expenses                                          0.24 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                           0.99 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 101
==============================================================================
==============================================================================
3 years                                                          $ 315
==============================================================================
==============================================================================
5 years                                                          $ 547
==============================================================================
==============================================================================
10 years                                                         $ 1,213
==============================================================================

VA High Income Fund

FUND FACTS:

Goals:
High Current Income
Capital Growth

Principal Investment:
Low- and High-Rated Fixed Income Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in both low-and high-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994          1995        1996        1997        1998        1999        2000        2001          2002        2003
==============================================================================================================================
==============================================================================================================================
                                                                          1.31        10.27         7.15        18.26
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 2001                                 + 7.07 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2001                                 - 2.62 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year    10 year      Performance Since 6/30/1999
==============================================================================================================================
==============================================================================================================================
Class 1       6/30/1999                           18.26 %    N/A       N/A          9.07 %
==============================================================================================================================
==============================================================================================================================
MLHYMI 1                                          27.23 %    N/A       N/A          7.37 %
==============================================================================================================================

1. Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                      Class 1
=============================================================================
=============================================================================
Management Fees                                       0.70 %
=============================================================================
=============================================================================
12b-1 Fees                                            0.00 %
=============================================================================
=============================================================================
Other Expenses                                        0.28 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                         0.98 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                           Class 1
=============================================================================
=============================================================================
1 year                                                           $ 100
=============================================================================
=============================================================================
3 years                                                          $ 312
=============================================================================
=============================================================================
5 years                                                          $ 542
=============================================================================
=============================================================================
10 years                                                         $ 1,201
=============================================================================

VA International Equity Fund

FUND FACTS:

Goals:
Long-term Capital Growth
Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund will normally invest 80% of its assets in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements and other cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

An investment in a fund that concentrates its investments in a single country or a few countries entails greater risk than an investment in a fund that invests its assets in numerous countries. The Fund may be vulnerable to any financial, economic, political or other development in the country or countries in which it invests. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different countries.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996       1997      1998       1999        2000           2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                                      38.22       - 5.06         - 18.18         - 10.47         31.32
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1999                                + 26.01 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2002                                - 15.56 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class            1 year     5 year      10 year     Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================
Class 1       8/17/1998                          31.32 %    4.77 %      N/A         3.22 %
==============================================================================================================================
==============================================================================================================================
MSCI EAFE Free                                   38.59 %    - 0.09 %    N/A         2.91 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1

==============================================================================
                                                     Class 1
==============================================================================
==============================================================================
Management Fees                                      0.66 %
==============================================================================
==============================================================================
12b-1 Fees                                           0.00 %
==============================================================================
==============================================================================
Other Expenses                                       0.46 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                        1.12 %
==============================================================================

1. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 114
==============================================================================
==============================================================================
3 years                                                          $ 356
==============================================================================
==============================================================================
5 years                                                          $ 617
==============================================================================
==============================================================================
10 years                                                         $ 1,363
==============================================================================

VA Omega Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund may invest up to 25% of its assets in foreign securities.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996      1997      1998        1999        2000            2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                          22.25       47.24       - 12.46         - 14.79         - 25.38         40.04
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1999                                + 29.99 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                4th Quarter 2000                                - 25.00 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year    5 year      10 year     Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================
Class 1         3/6/1997                            40.04 %   2.79 %      N/A         6.71 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Growth                                 29.75 %   - 5.11 %    N/A         3.88 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                        Class 1
==============================================================================
==============================================================================
Management Fees                                         0.52 %
==============================================================================
==============================================================================
12b-1 Fees                                              0.00 %
==============================================================================
==============================================================================
Other Expenses                                          0.20 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                           0.72 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                           Class 1
=============================================================================
=============================================================================
1 year                                                           $ 74
=============================================================================
=============================================================================
3 years                                                          $ 230
=============================================================================
=============================================================================
5 years                                                          $ 401
=============================================================================
=============================================================================
10 years                                                         $ 894
=============================================================================

VA Special Equity Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 2000(R) Index had a market capitalization range of approximately $34 million to $1.7 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995       1996       1997       1998       1999       2000           2001          2002             2003
==============================================================================================================================
==============================================================================================================================
                                                                   - 8.41         - 8.11        - 27.18          51.97
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                + 21.51 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2002                                - 20.97 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year    5 year     10 year     Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================
Class 1         9/29/1999                           51.97 %   N/A        N/A         2.42 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Growth                                 48.54 %   N/A        N/A         - 0.29 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                         Class 1
==============================================================================
==============================================================================
Management Fees                                          0.92 %
==============================================================================
==============================================================================
12b-1 Fees                                               0.00 %
==============================================================================
==============================================================================
Other Expenses                                           0.26 %
==============================================================================
==============================================================================
Total Fund Operating Expenses 1                          1.18 %
==============================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.03%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 120
==============================================================================
==============================================================================
3 years                                                          $ 375
==============================================================================
==============================================================================
5 years                                                          $ 649
==============================================================================
==============================================================================
10 years                                                         $ 1,432
==============================================================================

VA Special Values Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth in the value of its shares.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 2000(R) Index had a market capitalization range of approximately $34 million to $1.7 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy, separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994         1995       1996       1997       1998       1999         2000         2001         2002             2003
==============================================================================================================================
==============================================================================================================================
                                                         12.07        20.71        18.11        - 12.60          29.52
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 2001                                + 22.32 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2002                                - 21.71 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year     5 year    10 year      Performance Since 5/1/1998
==============================================================================================================================
==============================================================================================================================
Class 1         5/1/1998                            29.52 %    12.58 %   N/A          10.45 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Value                                  46.03 %    12.28 %   N/A          7.72 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                 Class 1
=============================================================================
=============================================================================
Management Fees                                  0.87 %
=============================================================================
=============================================================================
12b-1 Fees                                       0.00 %
=============================================================================
=============================================================================
Other Expenses                                   0.27 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 1                  1.14 %
=============================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 116
==============================================================================
==============================================================================
3 years                                                          $ 362
==============================================================================
==============================================================================
5 years                                                          $ 628
==============================================================================
==============================================================================
10 years                                                         $ 1,386
==============================================================================

VA Strategic Income Fund

FUND FACTS:

Goals:
High Current Income
Capital Growth

Principal Investments:
Domestic Below Investment Grade Bonds
Foreign Debt Securities
U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund intends to allocate its assets principally between domestic below investment grade bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994         1995        1996       1997        1998        1999       2000            2001        2002         2003
==============================================================================================================================
==============================================================================================================================
                                                5.91        1.64       - 0.69          6.21        15.52        16.75
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                 + 7.02 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                1st Quarter 2000                                 - 1.78 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception.
This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index Average

Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================
Class 1       3/6/1997                            16.75 %    7.65 %     N/A          7.25 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     6.62 %     N/A          7.49 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                     Class 1
=============================================================================
=============================================================================
Management Fees                                      0.49 %
=============================================================================
=============================================================================
12b-1 Fees                                           0.00 %
=============================================================================
=============================================================================
Other Expenses                                       0.29 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                        0.78 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 80
==============================================================================
==============================================================================
3 years                                                          $ 249
==============================================================================
==============================================================================
5 years                                                          $ 433
==============================================================================
==============================================================================
10 years                                                         $ 966
==============================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================
Fund                                 % of the Fund's average daily net assets
==============================================================================
==============================================================================
VA Core Bond Fund                    0.32 %
==============================================================================
==============================================================================
VA Foundation Fund                   0.75 %
==============================================================================
==============================================================================
VA Fund                              0.73 %
==============================================================================
==============================================================================
VA Growth Fund                       0.62 %
==============================================================================
==============================================================================
VA Growth and Income Fund            0.75 %
==============================================================================
==============================================================================
VA High Income Fund                  0.70 %
==============================================================================
==============================================================================
VA International Equity Fund         0.61 %
==============================================================================
==============================================================================
VA Omega Fund                        0.52 %
==============================================================================
==============================================================================
VA Special Equity Fund               0.77 %
==============================================================================
==============================================================================
VA Special Values Fund               0.73 %
==============================================================================
==============================================================================
VA Strategic Income Fund             0.49 %
==============================================================================

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Core Bond Fund and the fixed income portion of the VA Foundation Fund. There is no additional charge to the Funds for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $8.3 billion in assets for 8 of the Evergreen funds as of 12/31/2003. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC may pay a portion of its advisory fee to TAG for its services.

THE FUNDS' PORTFOLIO MANAGERS

VA Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various sectors.

VA Foundation Fund
The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - Value Equity team and the Large Cap Core Growth team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Fund
The Fund is managed by two of EIMC's teams of portfolio management professionals -- Large Cap Core Growth team and Value Equity team --with team members responsible for various sectors.

VA Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

VA Growth and Income Fund
VA Special Values Fund
Each Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

VA High Income Fund
VA Strategic Income Fund
Each Fund is managed individually by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

VA International Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

VA Omega Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund's NAV is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Each security held by a Fund is valued using the most recent market data for that security. If no recent market data is available for a given security, or if the available data is deemed not to be indicative of current value, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds' fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds' fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 1 shares are offered in this prospectus. The Funds offer Class 1 shares at NAV with no front-end sales charge, deferred sales charge or 12b-1 fee.

Additional Compensation to Financial Services Firms
EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or EIS's resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

Short-Term Trading Policy
Excessive short-term trading in a Fund's shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund's shares.

To limit the negative effects on the Funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three "round trip" exchanges per calendar quarter and five "round trip" exchanges per calendar year. A "round trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions
All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Funds pay an annual distribution from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses
From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 1 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

VA Core Bond Fund

==============================================================================================================================

                                                                                          Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1                                                                                   2003              2002 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 10.23           $ 10.00
==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0.36              0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 0.03              0.29
==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          0.39              0.45
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     - 0.44            - 0.15
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        - 0.02            - 0.07
==============================================================================================================================
==============================================================================================================================

Tax basis return of capital                                                               - 0.01            0
==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       - 0.47            - 0.22
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 10.15           $ 10.23
==============================================================================================================================
==============================================================================================================================

Total return 2                                                                            3.86 %            4.49 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 1,015           $ 1,024
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                0.62 %            0.65 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     3.45 %            3.70 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   153 %             178 %
==============================================================================================================================

1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.   Annualized

VA Foundation Fund

==============================================================================================================================

                                                                                     Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                            2003    2002    2001    2000     1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                 $ 11.51 $ 13.05 $ 14.60 $ 15.70  $ 14.47
==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                0.23    0.30    0.30    0.24     0.28
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency       1.58    - 1.56  - 1.55  - 1.01   1.27
related transactions
==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                     1.81    - 1.26  - 1.25  - 0.77   1.55
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                - 0.28  - 0.28  - 0.30  - 0.24   - 0.28
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                   0       0       0       - 0.09   - 0.04
==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                  - 0.28  - 0.28  - 0.30  - 0.33   - 0.32
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                       $ 13.04 $ 11.51 $ 13.05 $ 14.60  $ 15.70
==============================================================================================================================
==============================================================================================================================

Total return 2                                                                       15.78 % - 9.66 %- 8.57 %- 4.93 % 10.64 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                $114,713 $131,386 $168,337 $187,825 $145,566
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                           0.93 %  0.91 %  0.93 %  0.92 %   0.95 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                1.77 %  2.20 %  2.15 %  1.78 %   2.29 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                              145 %   165 %   195 %   89 %     77 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Total return does not reflect charges attributable to your insurance company's separate account.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Fund

==============================================================================================================================

                                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                               2003 2 2002 2  2001    2000   1999 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $9.51  $12.29  $14.96  $17.31 $15.31
==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.05   0.06    0.06    0.03   0.09
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  2.54   - 2.78  - 2.73  - 2.06 3.36
==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        2.59   - 2.72  - 2.67  - 2.03 3.45
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -0.09  - 0.06   0      -0.03  - 0.11
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                      0      0       0       -0.29  - 1.34
==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -      - 0.06  0       -      - 1.45
                                                                                        0.09                   0.32


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $      $ 9.51  $       $      $
                                                                                        12.01          12.29   14.96  17.31


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                          27.45  -       -       -      23.03 %
                                                                                        %      22.22 % 17.85 % 11.99
                                                                                                               %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $      $       $       $      $
                                                                                        61,351 32,054  47,016  65,556 69,774
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                              1.00 % 0.98 %  0.95 %  1.03 % 1.02 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.49 % 0.52 %  0.45 %  0.18 % 0.57 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 172 %  117 %   171 %   127 %  111 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Growth Fund
==============================================================================================================================
                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                               2003 2     2002 2    2001       2000 3     1999 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 8.72     $ 11.93   $ 15.71    $ 13.87    $ 11.46


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                     - 0.08     - 0.07    - 0.06     - 0.04     - 0.07
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               3.48       - 3.14    - 1.42     1.88       2.50


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        3.40       - 3.21    - 1.48     1.84       2.43


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0          0         0          0          - 0.02
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         - 2.30     0          0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     0          0         - 2.30     0          - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 12.12    $ 8.72    $ 11.93    $ 15.71    $ 13.87


==============================================================================================================================
==============================================================================================================================

Total return 4                                                          38.99 %    - 26.91 % - 6.68 %   13.27 %    21.21 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 19,855   $ 14,095  $ 17,505   $ 20,266   $ 15,888
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                              1.00 %     0.97 %    0.90 %     0.77 %     1.33 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                            - 0.75 %   - 0.69 %  - 0.48 %   0.24 %     - 0.67 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 118 %      94 %      99 %       144 %      143 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Growth Fund, its accounting and performance history has been carried forward.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Growth and Income Fund
==============================================================================================================================
                                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                               2003   2002    2001    2000   1999 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $      $       $       $      $
                                                                                        11.86  14.19   16.46   17.44  15.58


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.10   0.14    0.06    0.02   0.07
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  3.47   - 2.33  - 2.07  -      2.74
transactions                                                                                                   0.07


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        3.57   - 2.19  - 2.01  -      2.81
                                                                                                               0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -      - 0.14  - 0.06  -      - 0.06
                                                                                        0.09                   0.02
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                      0      0 3     - 0.20  -      - 0.89
                                                                                                               0.91


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -      - 0.14  - 0.26  -      - 0.95
                                                                                        0.09                   0.93


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $      $       $       $      $
                                                                                        15.34  11.86   14.19   16.46  17.44


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                          30.14  -       -       -      18.57 %
                                                                                        %      15.41 % 12.16 % 0.30 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $      $       $       $      $
                                                                                        94,239 48,262  66,619  85,645 84,067
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                              0.99 % 0.93 %  0.95 %  1.01 % 1.01 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   1.18 % 1.10 %  0.41 %  0.10 % 0.44 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 30 %   76 %    30 %    53 %   66 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3.   Amount represents less than $0.005 per share.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA High Income Fund
==============================================================================================================================
                                                                                         Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                                2003 2  2002   2001   2000 3 1999
                                                                                                                      3, 4
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 9.93  $      $      $      $
                                                                                                 9.52   9.37   10.15  10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.83    0.27   0.81   0.91   0.29
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related   0.98    0.41   0.15   -      0.16
transactions                                                                                                   0.78


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         1.81    0.68   0.96   0.13   0.45


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                                 - 1.29  -      -      -      - 0.30
                                                                                                 0.27   0.81   0.91


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $       $      $      $      $
                                                                                         10.45   9.93   9.52   9.37   10.15


==============================================================================================================================
==============================================================================================================================

Total return 5                                                                           18.26 % 7.15 % 10.27  1.31 % 4.46 %
                                                                                                        %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $       $      $      $      $
                                                                                         11,485  26,222 5,310  4,913  5,257
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 6                                                                               0.98 %  1.00 % 1.01 % 1.01 % 1.02 %7
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    7.76 %  7.93 % 8.49 % 8.97 % 5.88 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  77 %    87 %   131 %  174 %  19 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Effective at the close of business on February 1, 2000 Evergreen VA High Income Fund acquired the net assets of Mentor VIP High Income Portfolio ("Mentor Portfolio"). Mentor Portfolio was the accounting and performance survivor in this transaction. The financial highlights for periods prior to February 2, 2000 are those of Mentor Portfolio.

4. For the period from June 30, 1999 (commencement of class operations), to December 31, 1999.

5. Total return does not reflect charges attributable to your insurance company's separate account.

6. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7.   Annualized

VA International Equity Fund (formerly Evergreen VA International Growth Fund)
==============================================================================================================================
                                                                                             Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                                    2003 2 2002   2001   2000  1999
                                                                                                                  2     2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $      $     $
                                                                                             8.24   9.36   11.52  12.72 9.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.07   0.13   0.05   0.10  0.09
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign     2.50   -      -      -     3.48
currency related transactions                                                                       1.11   2.14   0.74


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             2.57   -      -      -     3.57
                                                                                                    0.98   2.09   0.64


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        -      -      -      -     -
                                                                                             0.10   0.14   0.07   0.06  0.14
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           0      0      0      -     -
                                                                                                                  0.50  0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -      -     -
                                                                                             0.10   0.14   0.07   0.56  0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $      $     12.72
                                                                                             10.71  8.24   9.36   11.52


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 3                                                                               31.32  -      -      -     38.22
                                                                                             %      10.47  18.18  5.06  %
                                                                                                    %      %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $      $      $      $     $
                                                                                             70,372 22,324 26,868 8,764 3,782
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                   1.07 % 1.00 % 1.01 % 1.02  1.03
                                                                                                                  %     %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.72 % 1.32 % 0.82 % 1.14  0.87
                                                                                                                  %     %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      132 %  76 %   187 %  127 % 144 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Omega Fund
==============================================================================================================================
==============================================================================================================================
==============================================================================================================================

                                                                      Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                             2003         2002 2    2001        2000      1999 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                  $ 10.79      $ 14.46   $ 16.97     $ 19.98   $ 13.57


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          - 0.02       - 0.01    - 0.02      0.01      - 0.06
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities             4.34         - 3.66    - 2.49      - 2.27    6.47


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                      4.32         - 3.67    - 2.51      - 2.26    6.41


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 0            0         0           - 0.01    0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                    0            0         0           - 0.74    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                   0            0         0           - 0.75    0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                        $ 15.11      $ 10.79   $ 14.46     $ 16.97   $ 19.98


==============================================================================================================================
==============================================================================================================================

Total return 3                                                        40.04 %      - 25.38 % - 14.79 %   - 12.46 % 47.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                 $ 108,348    $ 75,169  $ 108,873   $ 97,397  $ 24,176
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                            0.72 %       0.70 %    0.72 %      0.68 %    0.96 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          - 0.20 %     - 0.06 %  - 0.16 %    0.07 %    - 0.35 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                               180 %        184 %     181 %       177 %     120 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Special Equity Fund
==============================================================================================================================
                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                               2003       2002 2    2001       2000       1999 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 7.10     $ 9.75    $ 10.61    $ 11.84    $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                     - 0.05     - 0.05    - 0.01     - 0.01     0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               3.74       - 2.60    - 0.85     - 0.91     1.88


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        3.69       - 2.65    - 0.86     - 0.92     1.88


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net realized gains                   0          0         0          - 0.31     - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.79    $ 7.10    $ 9.75     $ 10.61    $ 11.84


==============================================================================================================================
==============================================================================================================================

Total return 4                                                          51.97 %    - 27.18 % - 8.11 %   - 8.34 %   18.87 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 67,211   $ 28,530  $ 43,162   $ 20,905   $ 3,059
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                              1.03 %     1.03 %    1.03 %     1.04 %     1.03 %6
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                     - 0.73 %   - 0.57 %  - 0.21 %   - 0.17 %   - 0.07 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 288 %      169 %     160 %      294 %      104 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment loss is based on average shares outstanding during the period.

3. For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

VA Special Values Fund (formerly Evergreen VA Small Cap Value Fund)
==============================================================================================================================
                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                               2003       2002 2     2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.65    $ 12.60    $ 11.70    $ 10.14    $ 9.58


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.01       0.02       0.02       0.08       0.13
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               3.13       - 1.58     1.98       1.99       1.02


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        3.14       - 1.56     2.00       2.07       1.15


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.01     - 0.02     - 0.02     - 0.10     - 0.13
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          - 0.37     - 1.08     - 0.41     - 0.46


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.01     - 0.39     - 1.10     - 0.51     - 0.59


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 13.78    $ 10.65    $ 12.60    $ 11.70    $ 10.14


==============================================================================================================================
==============================================================================================================================

Total return 3                                                          29.52 %    - 12.60 %  18.11 %    20.71 %    12.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 46,621   $ 32,300   $ 22,515   $ 10,400   $ 4,958
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                              1.00 %     1.00 %     1.00 %     1.02 %     1.01 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.14 %     0.18 %     0.29 %     1.01 %     1.69 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 98 %       61 %       81 %       82 %       65 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Strategic Income Fund
==============================================================================================================================
                                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                               2003 2 2002 2  2001 2  2000   1999 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $      $ 9.03  $ 9.01  $      $
                                                                                        9.88                   10.56  10.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   0.63   0.59    0.62    0.85   0.73
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related  1.02   0.81    - 0.06  -      - 0.56
transactions                                                                                                   0.93


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        1.65   1.40    0.56    -      0.17
                                                                                                               0.08


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   -      - 0.55  - 0.54  -      0
                                                                                        1.03                   1.29
==============================================================================================================================
==============================================================================================================================

Tax return of capital                                                                   0      0       0       -      0
                                                                                                               0.18


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                     -      - 0.55  - 0.54  -      0
                                                                                        1.03                   1.47


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                          $      $ 9.88  $ 9.03  $      $
                                                                                        10.50                  9.01   10.56


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                          16.75  15.52 % 6.21 %  -      1.64 %
                                                                                        %                      0.69 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $      $       $       $      $
                                                                                        50,637 37,693  23,486  17,950 18,076
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                              0.78 % 0.79 %  0.81 %  0.84 % 0.84 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                   5.87 % 6.12 %  6.65 %  8.69 % 7.02 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                 114 %  189 %   287 %   302 %  205 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. VA Omega Fund may invest up to 25% (however, the Fund's current intention is to invest no more than 15%) of its assets in foreign securities. VA Special Equity Fund may invest up to 10% of its assets in foreign securities. A Fund which uses this kind of investment strategy is subject to the "Foreign Investment Risk" discussed in the "Overview of Fund Risks" on page 2.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Equity Fund, VA High Income Fund, VA Omega Fund and VA Special Equity Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

Although not a principal investment strategy, VA International Equity Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal investment strategy, VA International Equity Fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or its foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

VA International Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If the Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. The Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund's holdings are denominated. The Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, the Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency. Forward currency transactions and "proxy hedging" transactions would represent a maximum of 25% of the Fund's assets.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

INDEX DESCRIPTIONS

================================================================================================================================
Index                          Description                                                      Funds
================================================================================================================================
================================================================================================================================
Lehman Brothers Aggregate      LBABI is an unmanaged fixed income index covering                o  VA Core Bond
Bond Index (LBABI)             the U.S. investment grade fixed-rate bond market, including      o  VA Foundation Fund
                               U.S. government and U.S. government agency securities,           o  VA Strategic Income Fund
                               corporate securities, and asset-backed securities.

================================================================================================================================
================================================================================================================================
Merrill Lynch High Yield       MLHYMI is an unmanaged index that provides a                      o  VA High Income Fund
Master Index (MLHYMI)          broad-based performance measure of the
                               non-investment grade U.S. domestic bond market.

================================================================================================================================
================================================================================================================================
Morgan Stanley Capital         MSCI EAFE Free is an unmanaged broad market                       o  VA International Equity Fund
International Europe,          capitalization-weighted performance benchmark
Australasia and Far East       for developed market equity securities listed
Free Index(MSCI EAFE Free)     in Europe, Australasia and the Far East.

================================================================================================================================
================================================================================================================================
Russell 1000(R)Growth Index    Russell 1000 Growth is an unmanaged market                        o  VA Omega Fund
(Russell 1000 Growth)          capitalization-weighted index measuring the
                               performance of those Russell 1000 companies with
                               higher price-to-book ratios and higher forecasted
                               growth values.

================================================================================================================================
================================================================================================================================
Russell 1000(R)Index           Russell 1000 is an unmanaged market capitalization-               o  VA Foundation Fund
(Russell 1000)                 weighted index measuring the performance of the 1,000             o  VA Fund
                               largest companies in the Russell 3000(R)Index, which              o  VA Growth and Income Fund
                               represents approximately 92% of the total market
                               capitalization of the Russell 3000(R)Index.

================================================================================================================================
================================================================================================================================
Russell 1000(R)Value Index     Russell 1000 Value is an unmanaged market                         o  VA Growth and Income Fund
(Russell 1000 Value)           capitalization-weighted index measuring the
                               performance of those Russell 1000 companies
                               with low price-to-book ratios and low
                               forecasted earnings and growth rates.

================================================================================================================================
================================================================================================================================
Russell 2000(R)Growth Index    Russell 2000 Growth is an unmanaged market                        o  VA Growth Fund
(Russell 2000 Growth)          capitalization-weighted index measuring the                       o  VA Special Equity Fund
                               performance of those Russell 2000 companies with
                               higher price-to-book ratios and higher forecasted
                               growth values.

================================================================================================================================
================================================================================================================================
Russell 2000(R)Index           The Russell 2000 is an unmanaged market                           o  VA Special Equity Fund
(Russell 2000)                 capitalization-weighted index measuring the                       o  VA Special Values Fund
                               performance of the 2000 smallest companies in the
                               Russell 3000(R)Index, representing approximately 10%
                               of the total market capitalization of the Russell
                               3000(R)Index.

================================================================================================================================
================================================================================================================================
Russell 2000(R)Value Index     Russell 2000 Value is an unmanaged market                         o   VA Special Values Fund
(Russell 2000 Value)           capitalization-weighted index measuring the
                               performance of those Russell 2000 companies with
                               lower price-to-book ratios and lower forecasted
                               growth values. The Russell 2000 Index measures
                               the performance of the 2000 smallest companies
                               in the Russell 3000 Index. The Russell 3000 Index
                               measures the performance of the 3000 largest U.S.
                               companies based on total market capitalization.

================================================================================================================================

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

o Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission
         (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc., 200 Berkeley Street, Boston, MA 02116-5034.

                                                               537769 RV3 (5/04)
                                                         SEC File No.: 811-08716

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

             EVERGREEN VARIABLE ANNUITY PROSPECTUS (CLASS 2 SHARES)

                                                        Prospectus, May 1, 2004
Evergreen Variable Annuity Funds


Evergreen VA Core Bond Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Growth Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
  (formerly Evergreen VA International Growth Fund)
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund
Evergreen VA Special Values Fund
  (formerly Evergreen VA Small Cap Value Fund)
Evergreen VA Strategic Income Fund

Class 2

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks ........................................2
Evergreen VA Core Bond Fund ...................................4
Evergreen VA Foundation Fund ..................................6
Evergreen VA Fund .............................................8
Evergreen VA Growth Fund ......................................10
Evergreen VA Growth and Income Fund ...........................12
Evergreen VA High Income Fund .................................14
Evergreen VA International Equity Fund ........................16
Evergreen VA Omega Fund .......................................18
Evergreen VA Special Equity Fund ..............................20
Evergreen VA Special Values Fund ..............................22
Evergreen VA Strategic Income Fund ............................24

GENERAL INFORMATION:

The Funds' Investment Advisor .................................26
The Funds' Sub-Advisor ........................................26
The Funds' Portfolio Managers .................................26
Calculating the Share Price ...................................26
How to Choose the Share Class That Best Suits You .............27
Participating Insurance Companies .............................28
How to Buy and Redeem Shares ..................................28
Other Services ................................................28
The Tax Consequences of Investing in the Funds ................28
Fees and Expenses of the Funds ................................29
Financial Highlights ..........................................30
Other Fund Practices ..........................................41
Index Descriptions ............................................43

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating life insurance company. For more information about the Funds and the other funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal;
o  not a deposit with a bank;
o  not insured, endorsed or guaranteed by the FDIC or any government agency;
   and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk
If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA Core Bond Fund

FUND FACTS:

Goal:
Maximize Total Return

Principal Investments:
Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities U.S. Treasury and Agency Obligations

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Interest Rate Risk
o   Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since the Class 2 shares' inception on 7/31/2002. It should give you a general idea of the risks of investing in the Fund. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%)

==============================================================================================================================
1994          1995        1996         1997        1998         1999        2000         2001        2002        2003
==============================================================================================================================
==============================================================================================================================
                                                                                                                 3.61
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                 + 2.32 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2003                                 - 0.19 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class             1 year     5 year    10 year      Performance Since 7/31/2002
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                           3.61 %     N/A       N/A          5.68 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     N/A       N/A          6.45 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                 Class 2
=============================================================================
=============================================================================
Management Fees                                  0.32 %
=============================================================================
=============================================================================
12b-1 Fees                                       0.25 %
=============================================================================
=============================================================================
Other Expenses                                   0.30 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                    0.87 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                           Class 2
=============================================================================
=============================================================================
1 year                                           $ 89
=============================================================================
=============================================================================
3 years                                          $ 278
=============================================================================
=============================================================================
5 years                                          $ 482
=============================================================================
=============================================================================
10 years                                         $ 1,073
=============================================================================

VA Foundation Fund

FUND FACTS:

Goals:
Capital Growth
Current Income

Principal Investments:
Common and Preferred Stocks and Convertible Securities of Large U.S. Companies U.S. Treasury and Agency Obligations
Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth and current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion.

The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth.

The Fund normally invests primarily all of the fixed income portion in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk
o   Interest Rate Risk
o   Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995      1996       1997        1998         1999        2000           2001          2002          2003
==============================================================================================================================
==============================================================================================================================
                                 27.80       10.63        10.64       - 4.93         - 8.57        - 9.72        15.48
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                2nd Quarter 1997                               + 13.26 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               1st Quarter 2001                               - 8.83 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
              Inception Date of Class             1 year     5 year      10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                           15.48 %    0.05 %      N/A         6.47 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     6.62 %      N/A         7.09 %
==============================================================================================================================
==============================================================================================================================
Russell 1000                                      29.89 %    - 0.13 %    N/A         8.94 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
=============================================================================
                                                  Class 2
=============================================================================
=============================================================================
Management Fees                                   0.75 %
=============================================================================
=============================================================================
12b-1 Fees                                        0.25 %
=============================================================================
=============================================================================
Other Expenses                                    0.18 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                     1.18 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                            Class 2
=============================================================================
=============================================================================
1 year                                            $ 120
=============================================================================
=============================================================================
3 years                                           $ 375
=============================================================================
=============================================================================
5 years                                           $ 649
=============================================================================
=============================================================================
10 years                                          $ 1,432
=============================================================================

VA Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Teams

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily, and under normal conditions substantially all of its assets, in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995      1996      1997        1998      1999        2000            2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                37.16       6.44      23.03       - 11.99         - 17.85         - 22.30         27.08
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                4th Quarter 1998                               + 18.02 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 1998                               - 17.20 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Index (Russell 1000). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
              Inception Date of Class             1 year     5 year      10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                           27.08 %    - 2.56 %    N/A         5.07 %
==============================================================================================================================
==============================================================================================================================
Russell 1000                                      29.89 %    - 0.13 %    N/A         8.94 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                      Class 2
=============================================================================
=============================================================================
Management Fees                                       0.75 %
=============================================================================
=============================================================================
12b-1 Fees                                            0.25 %
=============================================================================
=============================================================================
Other Expenses                                        0.27 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 2                       1.27 %
=============================================================================

     2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                Class 2
=============================================================================
=============================================================================
1 year                                                $ 129
=============================================================================
=============================================================================
3 years                                               $ 403
=============================================================================
=============================================================================
5 years                                               $ 697
=============================================================================
=============================================================================
10 years                                              $ 1,534
=============================================================================

VA Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Small- and Mid-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Growth Index, at the time of purchase). As of its last reconstitution on June 30, 2003, the Russell 2000(R) Growth Index had a market capitalization range of approximately $71 million to $1.7 billion. The remaining portion of the Fund's assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Growth Index. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of those companies included in the Russell 2000(R) Growth Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 of the Fund in each full calendar year since 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995       1996       1997       1998       1999         2000         2001          2002             2003
==============================================================================================================================
==============================================================================================================================
                                                        21.21        13.27        - 6.68        - 26.99          38.69
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                4th Quarter 1999                               + 30.97 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2001                               - 22.04 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
                 Inception Date of Class            1 year     5 year     10 year     Performance Since 3/3/1998
==============================================================================================================================
==============================================================================================================================
Class 2          7/31/2002                          38.69 %    5.34 %     N/A         3.02 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Growth                                 48.54 %    0.86 %     N/A         - 0.24 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                           Class 2
=============================================================================
=============================================================================
Management Fees                                            0.70 %
=============================================================================
=============================================================================
12b-1 Fees                                                 0.25 %
=============================================================================
=============================================================================
Other Expenses                                             0.38 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 2                            1.33 %
=============================================================================

     2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                    Class 2
=============================================================================
=============================================================================
1 year                                                    $ 135
=============================================================================
=============================================================================
3 years                                                   $ 421
=============================================================================
=============================================================================
5 years                                                   $ 729
=============================================================================
=============================================================================
10 years                                                  $ 1,601
=============================================================================

VA Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth
Current Income

Principal Investment:
Medium-Cap and Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $462.4 million to $287.3 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to seek additional income primarily by investing up to 20% of its assets in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality. The Fund may also invest up to 20% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Foreign Investment Risk
o   Investment Style Risk
o   Interest Rate Risk
o   Credit Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995      1996      1997         1998      1999        2000          2001            2002             2003
==============================================================================================================================
==============================================================================================================================
                                34.66        4.77      18.57       - 0.30        - 12.16         - 15.44          29.77
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                2nd Quarter 1997                               + 17.25 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2001                               - 18.56 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

=============================================================================================================================
                Inception Date of Class             1 year     5 year    10 year      Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 2         7/31/2002                           29.77 %    2.64 %    N/A          8.63 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Value                                  30.03 %    3.56 %    N/A          10.37 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                             Class 2
=============================================================================
=============================================================================
Management Fees                                              0.75 %
=============================================================================
=============================================================================
12b-1 Fees                                                   0.25 %
=============================================================================
=============================================================================
Other Expenses                                               0.24 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                                1.24 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                       Class 2
=============================================================================
=============================================================================
1 year                                                       $ 126
=============================================================================
=============================================================================
3 years                                                      $ 393
=============================================================================
=============================================================================
5 years                                                      $ 681
=============================================================================
=============================================================================
10 years                                                     $ 1,500
=============================================================================

VA High Income Fund

FUND FACTS:

Goals:
High Current Income
Capital Growth

Principal Investment:
Low- and High-Rated Fixed Income Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in both low-and high-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Interest Rate Risk
o   Credit Risk
o   Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy, separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994          1995        1996        1997        1998        1999        2000        2001          2002        2003
==============================================================================================================================
==============================================================================================================================
                                                                          1.31        10.27         6.90        18.11
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 2001                                + 7.07 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2001                                - 2.62 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
              Inception Date of Class             1 year     5 year    10 year      Performance Since 6/30/1999
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                           18.11 %    N/A       N/A          8.98 %
==============================================================================================================================
==============================================================================================================================
MLHYMI 2                                          27.23 %    N/A       N/A          7.37 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

     2. Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                            Class 2
=============================================================================
=============================================================================
Management Fees                                             0.70 %
=============================================================================
=============================================================================
12b-1 Fees                                                  0.25 %
=============================================================================
=============================================================================
Other Expenses                                              0.28 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                               1.23 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                      Class 2
=============================================================================
=============================================================================
1 year                                                      $ 125
=============================================================================
=============================================================================
3 years                                                     $ 390
=============================================================================
=============================================================================
5 years                                                     $ 676
=============================================================================
=============================================================================
10 years                                                    $ 1,489
=============================================================================

VA International Equity Fund

FUND FACTS:

Goals:
Long-term Capital Growth
Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund will normally invest 80% of its assets in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements and other cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk
o   Foreign Investment Risk

An investment in a fund that concentrates its investments in a single country or a few countries entails greater risk than an investment in a fund that invests its assets in numerous countries. The Fund may be vulnerable to any financial, economic, political or other development in the country or countries in which it invests. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different countries.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995      1996       1997      1998       1999        2000           2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                                      38.22       - 5.06         - 18.18         - 10.52         31.06
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                4th Quarter 1999                               + 26.01 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2002                               - 15.56 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
              Inception Date of Class            1 year     5 year      10 year     Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                          31.06 %    4.72 %      N/A         3.17 %
==============================================================================================================================
==============================================================================================================================
MSCI EAFE Free                                   38.59 %    - 0.09 %    N/A         2.91 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2

=============================================================================
                                                        Class 2
=============================================================================
=============================================================================
Management Fees                                         0.66 %
=============================================================================
=============================================================================
12b-1 Fees                                              0.25 %
=============================================================================
=============================================================================
Other Expenses                                          0.46 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                           1.37 %
=============================================================================

2. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                     Class 2
=============================================================================
=============================================================================
1 year                                                     $ 139
=============================================================================
=============================================================================
3 years                                                    $ 434
=============================================================================
=============================================================================
5 years                                                    $ 750
=============================================================================
=============================================================================
10 years                                                   $ 1,646
=============================================================================

VA Omega Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund may invest up to 25% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk
o   Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995      1996      1997      1998        1999        2000            2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                          22.25       47.24       - 12.46         - 14.79         - 25.45         39.61
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                4th Quarter 1999                               + 29.99 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               4th Quarter 2000                               - 25.00 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
                Inception Date of Class             1 year    5 year      10 year     Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================
Class 2         7/31/2002                           39.61 %   2.71 %      N/A         6.65 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Growth                                 29.75 %   - 5.11 %    N/A         3.88 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                           Class 2
=============================================================================
=============================================================================
Management Fees                                            0.52 %
=============================================================================
=============================================================================
12b-1 Fees                                                 0.25 %
=============================================================================
=============================================================================
Other Expenses                                             0.20 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                              0.97 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                     Class 2
=============================================================================
=============================================================================
1 year                                                     $ 99
=============================================================================
=============================================================================
3 years                                                    $ 309
=============================================================================
=============================================================================
5 years                                                    $ 536
=============================================================================
=============================================================================
10 years                                                   $ 1,190
=============================================================================

VA Special Equity Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 2000(R) Index had a market capitalization range of approximately $34 million to $1.7 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994        1995       1996       1997       1998       1999       2000           2001          2002             2003
==============================================================================================================================
==============================================================================================================================
                                                                   - 8.41         - 8.11        - 27.38          51.84
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                2nd Quarter 2003                               + 21.40 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2002                               - 21.08 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
                Inception Date of Class             1 year    5 year     10 year     Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================
Class 2         7/31/2002                           51.84 %   N/A        N/A         2.33 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Growth                                 48.54 %   N/A        N/A         - 0.29 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                          Class 2
=============================================================================
=============================================================================
Management Fees                                           0.92 %
=============================================================================
=============================================================================
12b-1 Fees                                                0.25 %
=============================================================================
=============================================================================
Other Expenses                                            0.26 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 2                           1.43 %
=============================================================================

     2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.28%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                    Class 2
=============================================================================
=============================================================================
1 year                                                    $ 146
=============================================================================
=============================================================================
3 years                                                   $ 452
=============================================================================
=============================================================================
5 years                                                   $ 782
=============================================================================
=============================================================================
10 years                                                  $ 1,713
=============================================================================

VA Special Values Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth in the value of its shares.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 2000(R) Index had a market capitalization range of approximately $34 million to $1.7 billion. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Market Capitalization Risk
o   Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994         1995       1996       1997       1998       1999         2000         2001         2002             2003
==============================================================================================================================
==============================================================================================================================
                                                         12.07        20.71        18.11        - 12.63          29.20
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                4th Quarter 2001                               + 22.32 %1
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                               3rd Quarter 2002                               - 21.71 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
                Inception Date of Class             1 year     5 year    10 year      Performance Since 5/1/1998
==============================================================================================================================
==============================================================================================================================
Class 2         7/31/2002                           29.20 %    12.52 %   N/A          10.40 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Value                                  46.03 %    12.28 %   N/A          7.72 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                          Class 2
=============================================================================
=============================================================================
Management Fees                                           0.87 %
=============================================================================
=============================================================================
12b-1 Fees                                                0.25 %
=============================================================================
=============================================================================
Other Expenses                                            0.27 %
=============================================================================
=============================================================================
Total Fund Operating Expenses 2                           1.39 %
=============================================================================

     2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.25%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                    Class 2
=============================================================================
=============================================================================
1 year                                                    $ 142
=============================================================================
=============================================================================
3 years                                                   $ 440
=============================================================================
=============================================================================
5 years                                                   $ 761
=============================================================================
=============================================================================
10 years                                                  $ 1,669
=============================================================================

VA Strategic Income Fund

FUND FACTS:

Goals:
High Current Income
Capital Growth

Principal Investments:

Domestic Below Investment Grade Bonds
Foreign Debt Securities
U.S. Government Securities

Class of Shares Offered in this Prospectus:
Class 2

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund intends to allocate its assets principally between domestic below investment grade bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. The Fund may invest in securities from countries considered to be emerging markets. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations
(CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Interest Rate Risk
o   Credit Risk
o   Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

In addition to the risks normally associated with foreign investing, the Fund may be subject to the risks more specifically associated with investing in emerging markets. An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 2 shares of the Fund in each full calendar year since 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 2 Shares (%) 1

==============================================================================================================================
1994         1995        1996       1997        1998        1999       2000            2001        2002         2003
==============================================================================================================================
==============================================================================================================================
                                                5.91        1.64       - 0.69          6.21        15.46        16.50
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                + 6.83 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                1st Quarter 2000                                - 1.78 %1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 2 shares over the past one and five years and since inception.
This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index Average

Annual Total Return (for the period ended 12/31/2003) 1

==============================================================================================================================
              Inception Date of Class             1 year     5 year     10 year      Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================
Class 2       7/31/2002                           16.50 %    7.60 %     N/A          7.21 %
==============================================================================================================================
==============================================================================================================================
LBABI                                             4.10 %     6.62 %     N/A          7.49 %
==============================================================================================================================

     1. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Class 1 is not offered in this prospectus.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

=============================================================================
                                                               Class 2
=============================================================================
=============================================================================
Management Fees                                                0.49 %
=============================================================================
=============================================================================
12b-1 Fees                                                     0.25 %
=============================================================================
=============================================================================
Other Expenses                                                 0.29 %
=============================================================================
=============================================================================
Total Fund Operating Expenses                                  1.03 %
=============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                        Class 2
=============================================================================
=============================================================================
1 year                                                        $ 105
=============================================================================
=============================================================================
3 years                                                       $ 328
=============================================================================
=============================================================================
5 years                                                       $ 569
=============================================================================
=============================================================================
10 years                                                      $ 1,259
=============================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

=============================================================================
Fund                              % of the Fund's average daily net assets
=============================================================================
=============================================================================
VA Core Bond Fund                 0.32 %
=============================================================================
=============================================================================
VA Foundation Fund                0.75 %
=============================================================================
=============================================================================
VA Fund                           0.73 %
=============================================================================
=============================================================================
VA Growth Fund                    0.62 %
=============================================================================
=============================================================================
VA Growth and Income Fund         0.75 %
=============================================================================
=============================================================================
VA High Income Fund               0.70 %
=============================================================================
=============================================================================
VA International Equity Fund      0.61 %
=============================================================================
=============================================================================
VA Omega Fund                     0.52 %
=============================================================================
=============================================================================
VA Special Equity Fund            0.77 %
=============================================================================
=============================================================================
VA Special Values Fund            0.73 %
=============================================================================
=============================================================================
VA Strategic Income Fund          0.49 %
=============================================================================

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Core Bond Fund and the fixed income portion of the VA Foundation Fund. There is no additional charge to the Funds for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $8.3 billion in assets for 8 of the Evergreen funds as of 12/31/2003. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC may pay a portion of its advisory fee to TAG for its services.

THE FUNDS' PORTFOLIO MANAGERS

VA Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Foundation Fund
The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - Value Equity team and the Large Cap Core Growth team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Fund
The Fund is managed by two of EIMC's teams of portfolio management professionals -- Large Cap Core Growth team and Value Equity team --with team members responsible for various sectors.

VA Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

VA Growth and Income Fund
VA Special Values Fund
Each Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

VA High Income Fund
VA Strategic Income Fund
Each Fund is managed individually by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

VA International Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

VA Omega Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund's NAV is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Each security held by a Fund is valued using the most recent market data for that security. If no recent market data is available for a given security, or if the available data is deemed not to be indicative of current value, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds' fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds' fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 2 shares are offered in this prospectus. The Fund offers Class 2 shares at NAV with no front-end or deferred sales charge. Class 2 shares are subject to 12b-1 fees. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

Additional Compensation to Financial Services Firms
EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or EIS's resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

Short-Term Trading Policy
Excessive short-term trading in a Fund's shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund's shares.

To limit the negative effects on the Funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three "round trip" exchanges per calendar quarter and five "round trip" exchanges per calendar year. A "round trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions
All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Funds pay an annual distribution from the dividends, interest and other income on the securities in which they invest.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class 2 shares. Up to 0.25% of the average daily net assets of Class 2 shares may be payable as 12b-1 fees; however, all or a portion of the 12b-1 fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of a Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses
From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 2 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

VA Core Bond Fund

==============================================================================================================================
                                                                                          Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                   2003              2002 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 10.23           $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0.34              0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 0.03              0.29


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          0.37              0.44


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     - 0.41            - 0.14
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        - 0.02            - 0.07
==============================================================================================================================
==============================================================================================================================

Tax basis return of capital                                                               - 0.01            0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       - 0.44            - 0.21


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 10.16           $ 10.23


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                            3.61 %            4.38 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 21,835          $ 20,499
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                0.87 %            0.90 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     3.17 %            3.47 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   153 %             178 %
==============================================================================================================================

     1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     2. Total return does not reflect charges attributable to your insurance company's separate account.

     3.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     4.   Annualized

VA Foundation Fund

==============================================================================================================================
                                                                                                      Year Ended December
                                                                                                      31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                               2003 1      2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 11.50     $ 11.72


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.18        0.10
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions   1.60        - 0.04


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      1.78        0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 - 0.27      - 0.28


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 13.01     $ 11.50


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                        15.48 %     0.51 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 1,239     $ 182
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                            1.20 %      1.16 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 1.42 %      2.00 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               145 %       165 %
==============================================================================================================================

     1. Net investment income per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Fund

==============================================================================================================================
                                                                                                      Year Ended December
                                                                                                      31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                               2003 1      2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 9.50      $ 9.74


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.02        0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions   2.54        - 0.26


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      2.56        - 0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 - 0.06      0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 12.00     $ 9.50


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                        27.08 %     - 2.46 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 4,887     $ 3
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                            1.29 %      1.26 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.14 %      0.53 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               172 %       117 %
==============================================================================================================================

     1. Net investment income per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Growth Fund

==============================================================================================================================
                                                                                          Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                   2003 1            2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 8.71            $ 8.79


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                       - 0.11            - 0.03
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 3.48              - 0.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          3.37              - 0.08


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 12.08           $ 8.71


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                            38.69 %           - 0.91 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 2,570           $ 264
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                1.26 %            1.20 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                       - 1.03 %          - 0.87 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   118 %             94 %
==============================================================================================================================

     1. Net investment loss per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Growth and Income Fund

==============================================================================================================================
                                                                                                      Year Ended December
                                                                                                      31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                               2003        2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 11.86     $ 12.29


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.11        0.08
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions   3.42        - 0.37


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      3.53        - 0.29


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 - 0.09      - 0.14


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 15.30     $ 11.86


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                        29.77 %     - 2.39 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 24,131    $ 67
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                            1.24 %      1.21 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 1.12 %      1.65 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               30 %        76 %
==============================================================================================================================

     1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     2. Net investment income per share is based on average shares outstanding during the period.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA High Income Fund

==============================================================================================================================
                                                                                                      Year Ended December
                                                                                                      31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                               2003 1      2002 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 9.91      $ 9.77


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.80        0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions   0.99        0.26


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      1.79        0.41


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net investment income                                              - 1.27      - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 10.43     $ 9.91


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                        18.11 %     4.16 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 7,804     $ 965
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                            1.25 %      1.27 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 7.39 %      7.63 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               77 %        87 %
==============================================================================================================================

     1. Net investment income per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA International Equity Fund (formerly Evergreen VA International Growth Fund)

==============================================================================================================================
                                                                                                         Year Ended December
                                                                                                         31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                                  2003 1     2002 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                     $ 8.24     $ 8.95


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                             - 0.01     0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency        2.56       - 0.60
related transactions

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                         2.55       - 0.58


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                    - 0.09     - 0.13


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                           $ 10.70    $ 8.24


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                           31.06 %    - 6.42 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                    $ 7,797    $ 477
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                               1.34 %     1.18 %5
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                             - 0.15 %   0.42 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                                  132 %      76 %
==============================================================================================================================

     1. Net investment loss per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Omega Fund

==============================================================================================================================
                                                                                         Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                  2003              2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 10.78           $ 11.13


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                      - 0.03            - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                4.30              - 0.34


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         4.27              - 0.35


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $ 15.05           $ 10.78


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                           39.61 %           - 3.14 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $ 7,609           $ 822
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                               0.99 %            0.96 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                      - 0.46 %          - 0.27 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  180 %             184 %
==============================================================================================================================

     1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     2. Net investment loss per share is based on average shares outstanding during the period.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Special Equity Fund

==============================================================================================================================
                                                                                          Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                   2003              2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 7.08            $ 7.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                       - 0.04            - 0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 3.71              - 0.16


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          3.67              - 0.18


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 10.75           $ 7.08


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                            51.84 %           - 2.48 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 1,232           $ 28
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                1.29 %            1.37 %5
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                       - 1.00 %          - 0.56 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   288 %             169 %
==============================================================================================================================

     1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     2. Net investment loss is based on average shares outstanding during the period.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Special Values Fund (formerly Evergreen VA Small Cap Value Fund)

==============================================================================================================================
                                                                                          Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                   2003              2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                      $ 10.65           $ 11.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0                 0.02
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                 3.11              - 0.49


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                          3.11              - 0.47


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     0                 - 0.01
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        0                 - 0.26


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       0                 - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $ 13.76           $ 10.65


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                            29.20 %           - 4.11 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                     $ 7,479           $ 1,055
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                1.26 %            1.28 %5
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                              - 0.11 %          0.46 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                   98 %              61 %
==============================================================================================================================

     1. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     2. Net investment income per share is based on average shares outstanding during the period.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

VA Strategic Income Fund

==============================================================================================================================
                                                                                                      Year Ended December
                                                                                                      31,
==============================================================================================================================
==============================================================================================================================

CLASS 2                                                                                               2003 1      2002 1, 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                                  $ 9.88      $ 9.57


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 0.57        0.26
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities and foreign currency related transactions   1.05        0.59


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                      1.62        0.85


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 - 1.01      - 0.54


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                        $ 10.49     $ 9.88


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                        16.50 %     8.88 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                                 $ 7,493     $ 339
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                            1.04 %      1.05 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                                 5.33 %      6.12 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                               114 %       189 %
==============================================================================================================================

     1. Net investment income per share is based on average shares outstanding during the period.

     2. For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

     3. Total return does not reflect charges attributable to your insurance company's separate account.

     4.   The  ratio  of  expenses  to  average  net  assets  excludes   expense
          reductions but includes fee waivers and/or expense reimbursements.

     5.   Annualized

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. VA Omega Fund may invest up to 25% (however, the Fund's current intention is to invest no more than 15%) of its assets in foreign securities. VA Special Equity Fund may invest up to 10% of its assets in foreign securities. A Fund which uses this kind of investment strategy is subject to the "Foreign Investment Risk" discussed in the "Overview of Fund Risks" on page 2.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Equity Fund, VA High Income Fund, VA Omega Fund and VA Special Equity Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

Although not a principal investment strategy, VA International Equity Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal investment strategy, VA International Equity Fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or its foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

VA International Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If the Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. The Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund's holdings are denominated. The Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, the Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency. Forward currency transactions and "proxy hedging" transactions would represent a maximum of 25% of the Fund's assets.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

INDEX DESCRIPTIONS

=========================================================================================================================
Index                            Description                                           Funds
=========================================================================================================================
=========================================================================================================================
Lehman Brothers Aggregate        LBABI is an unmanaged fixed income index              o  VA Core Bond Fund
Bond Index (LBABI)               covering the U.S. investment grade fixed-rate         o  VA Foundation Fund
                                 bond market, including U.S. government and            o  VA Strategic Income Fund
                                 U.S. government agency securities, corporate
                                 securities, and asset-backed securities.

=========================================================================================================================
=========================================================================================================================
Merrill Lynch High Yield         MLHYMI is an unmanaged index that provides            o  VA High Income Fund
Master Index (MLHYMI)            a broad-based performance measure of the
                                 non-investment grade U.S. domestic bond market.

=========================================================================================================================
=========================================================================================================================
Morgan Stanley Capital           MSCI EAFE Free is an unmanaged broad market           o  VA International Equity Fund
International Europe,            capitalization-weighted performance benchmark
Australasia and Far East         for developed market equity securities listed
Free Index (MSCI EAFE Free)      in Europe, Australasia and the Far East.

=========================================================================================================================
=========================================================================================================================
Russell 1000(R) Growth Index     Russell 1000 Growth is an unmanaged market            o  VA Omega Fund
(Russell 1000 Growth)            capitalization-weighted index measuring the
                                 performance of those Russell 1000 companies
                                 with higher price-to-book ratios and higher
                                 forecasted growth values.

=========================================================================================================================
=========================================================================================================================
Russell 1000(R) Index            Russell 1000 is an unmanaged market                   o  VA Foundation Fund
(Russell 1000)                   capitalization-weighted index measuring the           o  VA Fund
                                 performance of the 1,000 largest companies in         o  VA Growth and Income Fund
                                 the Russell 3000(R)Index, which represents
                                 approximately 92% of the total market
                                 capitalization of the Russell 3000(R)Index.

=========================================================================================================================
=========================================================================================================================
Russell 1000(R) Value Index      Russell 1000 Value is an unmanaged market             o  VA Growth and Income Fund
(Russell 1000 Value)             capitalization-weighted index measuring the
                                 performance of those Russell 1000 companies
                                 with low price-to-book ratios and low
                                 forecasted earnings and growth rates.

=========================================================================================================================
=========================================================================================================================
Russell 2000(R) Growth Index    Russell 2000 Growth is an unmanaged market             o  VA Growth Fund
(Russell 2000 Growth)           capitalization-weighted index measuring the            o  VA Special Equity Fund
                                performance of those Russell 2000 companies
                                with higher price-to-book ratios and higher
                                forecasted growth values.

=========================================================================================================================
=========================================================================================================================
Russell 2000(R) Index           The Russell 2000 is an unmanaged market                o  VA Special Values Fund
(Russell 2000)                  capitalization-weighted index measuring the            o  VA Special Equity Fund
                                performance of the 2000 smallest companies in
                                the Russell 3000(R)Index, representing
                                approximately 10% of the total market
                                capitalization of the Russell 3000(R)Index.

=========================================================================================================================
=========================================================================================================================
Russell 2000(R) Value Index     Russell 2000 Value is an unmanaged market              o  VA Special Values Fund
(Russell 2000 Value)            capitalization-weighted index measuring the
                                performance of those Russell 2000 companies with
                                lower price-to-book ratios and lower forecasted
                                growth values. The Russell 2000 Index measures
                                the performance of the 2000 smallest companies
                                in the Russell 3000 Index. The Russell 3000
                                Index measures the performance of the 3000
                                largest U.S. companies based on total market
                                capitalization.

=========================================================================================================================

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

o Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission
         (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc., 200 Berkeley Street, Boston, MA 02116-5034.

                                                               561428 RV2 (5/04)
                                                         SEC File No.: 811-08716

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004

                 Evergreen VA Core Bond Fund ("Core Bond Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Equity Fund ("International Equity Fund")
                (formerly Evergreen VA International Growth Fund)
                     Evergreen VA Omega Fund ("Omega Fund")
            Evergreen VA Special Equity Fund ("Special Equity Fund")
            Evergreen VA Special Values Fund ("Special Values Fund")
                  (formerly Evergreen VA Small Cap Value Fund)

          Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

          This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated May 1, 2004, as supplemented from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class 1 shares of each Fund and one offering Class 2 shares of each Fund. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectuses may be obtained without charge by calling 1.800.343.2898. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are making or contemplating an investment.

         Certain information is incorporated by reference to each Fund's Annual Report each dated December 31, 2003. You may obtain copies of the Annual Reports without charge by calling 1.800. 343.2898.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES.................................................................1-4
PERFORMANCE.............................................................1-10
SERVICE PROVIDERS.......................................................1-11
FINANCIAL STATEMENTS....................................................1-13

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................2-17
PERFORMANCE CALCULATIONS................................................2-18
DISTRIBUTION EXPENSES UNDER RULE 12B-1..................................2-21
TAX INFORMATION.........................................................2-23
BROKERAGE...............................................................2-25
ORGANIZATION............................................................2-27
INVESTMENT ADVISORY AGREEMENT...........................................2-27
MANAGEMENT OF THE TRUST.................................................2-29
CORPORATE BOND RATINGS..................................................2-33
ADDITIONAL INFORMATION..................................................2-38
PROXY VOTING POLICY AND PROCEDURES.......................................A-1

                                      2-33
                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on December 23, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2004, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of March 31, 2004.

                ----------------------------------------------------------------
                Core Bond Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Evergreen Funding Company LLC                        100.00%
                Attn: Lori Gibson NC1195
                401 S. Tryon Street, Suite 500
                Charlotte, NC  28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Core Bond Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Core Bond Fund Class 2                        78.60%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Evergreen Funding Company LLC                        21.40%
                Attn: Lori Gibson NC1195
                401 S. Tryon Street, Suite 500
                Charlotte, NC  28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    68.42%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  13.82%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.88%
                Variable Account SAB
                Attn: Investment Accounting
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Foundation Fund Class 2                       91.22%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  8.78%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    81.21%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               5.22%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Blue Chip Fund Class 2                        43.40%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Fund Class 2                                  28.84%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Masters Fund Class 2                          22.23%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  5.54%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      54.45%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  25.35%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              7.09%
                Long Grove, IL  60049-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life & Annuity Insurance Company            6.59%
                Separate Account One
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Weatogue, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Pruco Life Insurance Company of Arizona (PLAZ)       6.51%
                Attn: Valerie Simpson
                213 Washington Street, 7th Floor
                Newark, NJ  07102-2917
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Growth Fund Class 2                           96.08%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    58.34%
                Variable Account #6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      17.63%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  12.00%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     6.46%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                IDSL VA Capital Growth Fund Class 2                  63.74%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Capital Growth Fund Class 2                   15.33%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Growth & Income Fund Class 2                  13.11%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL-NY VA Capital Growth Fund Class 2               6.19%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  50.99%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Select Reserve Variable Annuities                    46.74%
                C/o American General Life Insurance Company
                PO Box 1591
                Houston, TX  77251-1591
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA High Income Fund Class 2                      92.10%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  7.90%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            33.38%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               27.02%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      22.42%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  9.63%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA International Growth Fund Class 2             63.46%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Global Leaders Fund Class 2                   27.93%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDSL VA International Equity Fund Class 2            5.58%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            45.24%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               31.06%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      8.99%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Omega Fund Class 2                            93.91%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  6.09%
                4333 Edgewood Road NE
                Cedar Rapids, IA  52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               82.35%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company NWVA-6             7.10%
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Special Equity Fund Class 2                   99.92%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Values Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            41.62%
                NWVA6
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 1                  17.98%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               10.21%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      7.00%
                Separate Account 2
                Attn: David Ten Broeck
                Wing A3E
                PO Box 2999
                Hartford, CT  06104-2999
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.04%
                Separate Account 2
                Attn: David Ten Lewis
                200 Hopemeadow Street
                Simsbury, CT  06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Pruco Life Insurance Company of Arizona (PLAZ)       5.04%
                Attn: Valerie Simpson
                213 Washington Street, 7th Floor
                Newark, NJ  07102-2917
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Values Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Small Cap Value Fund Class 2                  100.00%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 1
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance NWVA6                      64.20%
                C/o IPO Portfolio Accounting
                PO Box 182029
                Columbus, OH  43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               13.65%
                Variable Account SAB
                Attn: Investment Accounting
                PO Box 883
                Shelton, CT  06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 1                 11.05%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Kemper Investors Life Insurance Company              9.52%
                Long Grove, IL  60049-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund - Class 2
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                AEL VA Strategic Income Fund Class 2                 100.00%
                1479 AXP Financial Center
                Minneapolis, MN  55474-0001
                ---------------------------------------------------- -----------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Core Bond Fund, Foundation Fund, Growth Fund, High Income Fund, Omega Fund, Special Values Fund and Special Equity Fund, an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ================================== =================
                  Core Bond Fund                          0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Foundation Fund                         0.745%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Growth Fund                             0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  High Income Fund                        0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Omega Fund                              0.52%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Values Fund                     0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Equity Fund                     0.92%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.725%
                  ---------------------------------- -----------------
                           Over $1 billion                0.70%
                  ================================== =================

         EIMC is entitled to receive from International Equity Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================
                      Average Daily Net Assets             Fee
                  ================================== =================
                  ================================== =================
                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.11%
                  ================================== =================

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                    Advisory Fees Paid        Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund                                                         $69,182                         $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                        $852,638                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                         $198,109                 $6,679
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                            $106,138                 $13,492
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                 $371,215                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                       $186,690                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                              $175,291                 $12,987
=================================================================================================================
Omega Fund                                                             $453,221                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                $279,744                     $55,231
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                    $325,049                 $65,347
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                  $238,579                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                                 $28,435                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $1,114,035                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                     $292,860                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                        $76,168                     $27,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             $433,676                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                   $35,822                     $27,551
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                          $68,596                     $97,935
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                         $470,102                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                $225,247                    $39,934
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                $269,931                    $52,636
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                              $148,511                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $1,305,686                     $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                     $398,674                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                        $124,414                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             $547,250                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                   $25,694                     $11,120
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                           $5,873                    $101,162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                         $521,460                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Values Fund                                                $121,280                    $10,602
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                                $232,414                    $34,471
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                              $102,326                      $0
=================================================================================================================

(a)  For the period from July 31, 2002  (commencement of operations) to December
     31, 2002.

Sub-Advisory Fees Paid

         Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to Core Bond Fund and to the fixed income portion of Foundation Fund. EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia Corporation. EIMC will pay TAG a fee at the annual rate of 0.37% of average daily net assets of Foundation Fund. EIMC does not pay fees for the sub-advisory services.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, LLC., an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

==================================================================================================================
Fund/Fiscal Year or Period                          Total Paid to All Brokers        Total Paid to Wachovia
                                                                                         Securities, LLC
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                                  $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $215,912                        $79,570
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $109,425                        $32,118
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $101,719                        $2,029
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $117,449                        $47,633
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                               $133                            $22
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $165,008                         $950
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $484,913                       $131,235
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Values                                               $215,025                        $9,710
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $634,620                        $47,181
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                          $115                            $19
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (a)                                              $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $224,554                        $89,499
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $105,082                        $39,771
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $70,443                         $1,071
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $144,830                        $39,155
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                                $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $97,686                         $1,524
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $443,816                       $118,157
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                         $146,188                        $20,345
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $305,381                        $4,003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                           $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended December 31, 2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Foundation Fund                                              $345,566                         $105
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Evergreen Fund                                               $177,261                          $55
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth Fund                                                  $18,992                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                       $59,638                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
High Income Fund                                                $0                             $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    $128,553                          $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Omega Fund                                                   $300,128                        $3,310
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                         $53,125                           $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Special Equity Fund                                          $159,386                          $23
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                           $0                             $0
==================================================================================================================

(a) For the period from July 31, 2002 (commencement of operations) to December 31, 2002.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended December 31, 2003, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Wachovia Securities, LLC and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Wachovia Securities, LLC. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

==============================================================================================

                    Fund                         Percentage of            Percentage of
                          Commissions to Commissionable
                    Wachovia Securities, Transactions through
                                                      LLC           Wachovia Securities, LLC
==============================================================================================
Foundation Fund                                      36.9%                    22.4%
==============================================================================================
==============================================================================================
Evergreen Fund                                       29.4%                    19.3%
==============================================================================================
==============================================================================================
Growth Fund                                           2.0%                    1.9%
==============================================================================================
==============================================================================================
Growth and Income Fund                               40.6%                    37.2%
==============================================================================================
==============================================================================================
High Income                                          16.3%                    9.0%
==============================================================================================
==============================================================================================
International Equity Fund                             0.6%                    0.6%
==============================================================================================
==============================================================================================
Omega Fund                                           27.1%                    24.1%
==============================================================================================
==============================================================================================
Special Values Fund                                   4.5%                    3.4%
==============================================================================================
==============================================================================================
Special Equity Fund                                   7.4%                    7.3%
==============================================================================================
==============================================================================================
Strategic Income Fund                                16.3%                    0.1%
==============================================================================================

12b-1 Fees

         Below are the 12b-1 service fees paid by each Fund's Class 2 shares for the fiscal year ended December 31, 2003. Class 1 shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

===================================== ===================================
                Fund                               Class 2
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
                                                 Service Fees
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Core Bond Fund                                     $51,448
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Foundation Fund                                     $1,229
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Evergreen Fund                                       $773
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Growth Fund                                         $2,686
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Growth and Income Fund                              $4,345
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
High Income Fund                                    $9,325
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
International Equity Fund                           $5,044
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Omega Fund                                          $8,074
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Special Values Fund                                 $8,040
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Special Equity Fund                                  $919
------------------------------------- -----------------------------------
------------------------------------- -----------------------------------
Strategic Income Fund                               $6,851
===================================== ===================================

Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended December 31, 2003 and by the Trust and the ten other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2003. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

================================================================================================
             Trustee               Aggregate Compensation from   Total Compensation from Trust
                                                                   and Fund Complex Paid to
            Funds for the fiscal year Trustees for the twelve months
                      ended 12/31/2003 ended 12/31/2003(1)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Laurence B. Ashkin(2)                          $161                         $70,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Charles A. Austin, III                         $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)                          $161                         $70,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Shirley L. Fulton (3)                           $0                            $0
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
K. Dun Gifford                                 $395                        $178,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                               $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Gerald M. McDonnell                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Thomas L. McVerry(4)                           $94                          $22,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
William Walt Pettit                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
David M. Richardson                            $341                        $153,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Russell A. Salton, III                         $341                        $163,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michael S. Scofield                            $448                        $193,500
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard J. Shima                               $395                        $168,000
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Richard K. Wagoner                             $341                        $153,000
================================================================================================

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2003. The amounts listed below will be payable in later years to the respective Trustees:

        Austin                   $91,800
        McVerry                  $22,500
        Pettit                   $153,000
        Shima                    $58,800

(2) As of December 31, 2003, Mr. Ashkin and Mr. Dreyfuss' three-year terms as Trustee Emeriti expired. They received compensation through December 31, 2003.
(3)  Ms. Fulton became a Trustee effective April 1, 2004.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.


                                   PERFORMANCE
Total Return

         Below are the average annual total returns for each class of shares of the Funds as of December 31, 2003. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
                                                                            Ten Years or Since
              Fund/Class                                    Five Years       Inception Date of   Inception Date of
                                           One Year                                Class               Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     3.86%               N/A                5.93%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2                                     3.61%               N/A                5.68%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     15.78%             0.12%               6.51%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 15.48%             0.05%               6.47%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     27.45%            -2.48%               5.12%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 27.08%            -2.56%               5.07%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     38.99%             5.41%               3.08%             3/3/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 38.69%             5.34%               3.02%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     30.14%             2.71%               8.67%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 29.77%             2.64%               8.63%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
High Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     18.26%              N/A                9.07%             6/30/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 18.11%              N/A                8.98%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     31.32%             4.77%               3.22%             8/17/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 31.06%             4.72%               3.17%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Omega Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     40.04%             2.79%               6.71%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 39.61%             2.71%               6.65%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     51.97%              N/A                2.42%             9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 51.84%              N/A                2.33%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Values Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     29.52%            12.58%              10.45%             5/1/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 29.20%            12.52%              10.40%             7/31/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 1                                     16.75%             7.65%               7.25%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class 2 (a)                                 16.50%             7.60%               7.21%             7/31/2002
====================================================================================================================

(a) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, and has not been adjusted to reflect the effect of 0.25% 12b-1 fee applicable for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


                                SERVICE PROVIDERS
Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

  ========================================== ==============================
       Average Daily Net Assets of the
               Evergreen Funds                Administrative Service Fee
                                                         Rates
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              First $50 billion
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              Next $25 billion
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
              Next $25 billion
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
               Next $25 billion
  ------------------------------------------ ------------------------------
  ------------------------------------------ ------------------------------
          On assets over $125 billion
  ========================================== ==============================

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

================================================================================
Fund/Fiscal Year or Period                             Administrative Fees Paid
================================================================================
--------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Bond Fund                                                 $21,619
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $114,448
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $27,305
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $17,090
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $49,495
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                               $26,670
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $28,527
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Omega Fund                                                     $87,158
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Values Fund                                            $38,503
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                                            $42,434
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $48,366
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Core Bond Fund (a)                                              $8,886
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $149,535
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $39,048
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $14,747
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $57,824
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                                $9,053
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $25,232
--------------------------------------------------
--------------------------------------------------------------------------------
Omega Fund                                                     $90,404
--------------------------------------------------
--------------------------------------------------------------------------------
Special Values Fund                                            $30,480
--------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                                            $35,062
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $29,805
================================================================================
================================================================================
Fiscal Year Ended December 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foundation Fund                                                $175,260
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Evergreen Fund                                                 $53,156
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund                                                    $17,773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth and Income Fund                                         $72,967
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
High Income Fund                                                $5,259
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity Fund                                      $16,217
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Omega Fund                                                     $100,281
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Values Fund                                            $15,159
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Equity Fund                                            $29,009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund                                          $20,052
================================================================================

(a) For the period from July 31, 2002 (commencement of operations) to December 31, 2002.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Funds pay ESC annual fees as follows:

 ================================ ==================== ====================
                                    Annual Fee Per       Annual Fee Per
            Fund Type                Open Account*      Closed Account**
                                  --------------------
 -------------------------------- -------------------- --------------------
 Monthly Dividend Funds                 $26.75                $9.00
                                  --------------------
 -------------------------------- -------------------- --------------------
 Quarterly Dividend Funds               $25.75                $9.00
                                  --------------------
 -------------------------------- -------------------- --------------------
 Semiannual Dividend Funds              $24.75                $9.00
                                  --------------------
 -------------------------------- -------------------- --------------------
 Annual Dividend Funds                  $24.75                $9.00
 -------------------------------- -------------------- --------------------

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400.

                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

     The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii) Farmers Home Administration;

           (iii) Federal Home Loan Banks;

           (iv) Federal Home Loan Mortgage Corporation;

           (v) Federal National Mortgage Association; and

           (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Foreign Securities (excluding Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Equity Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind  Securities (only International Equity Fund and Strategic Income
Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Equity Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only Foundation Fund, High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only International EquityFund, Special Values Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts (International Equity Fund)

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Brady Bonds (only Strategic Income Fund and International Equity Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Growth and Income Fund, International Equity Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Strategic Income Fund and Special Equity Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.




Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:


                                [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
      ATVD = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions but not after
             taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n = number of years.
     ATVDR = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                           Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Funds bear some of the costs of selling their Class 2 (formerly Class L) shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by each Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

                  Under the Distribution Plan (the "Plan") that the Funds have adopted for their Class 2 shares, the Funds may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class 2. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement") that the Funds have entered into with respect to its Class 2 shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of each Fund.

         Of the amount above, Class 2 may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Funds' investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Funds may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Funds for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Class 2 shares of the Funds;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' Class 2 shareholders; and

         (3)      to otherwise promote the sale of the Funds' Class 2 shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. Wachovia Bank, N.A. or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Funds.

         In the event the Funds acquire the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class 2 shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class 2 shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Funds and holders of Class 2 shares and (ii) stimulate administrators to render administrative support services to the Funds and holders of Class 2 shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class 2 shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request for its Class 2 shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Funds to EDI with respect to Class 2, and
(ii) the Funds would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class 2, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Funds' outstanding Class 2 shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class 2 shares of the Funds may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class 2 shares. The Plan or Distribution Agreement may be terminated (i) by the Funds without penalty at any time by a majority vote of the holders of the outstanding Class 2 shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Funds need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. In addition, no more than 55% of the assets of a separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. Because of this limitation, the fund itself will not have more than 55% of its assets in cash, cash items, Government securities and securities of other regulated investment companies.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
                  2. efficiency in handling trades; 3. ability to trade large blocks of securities; 4. readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION


The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered performance of the Fund and the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2003, the Executive Committee held twenty three committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, Charles A. Austin, III, Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2003, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2003, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Trustees:

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
                                                                                                  Portfolios
                                                                                                  Overseen in      Directorships
      Date of Birth                      Year of                                                Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2003       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             93                None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Director, Health Development Corp.
                                                     (fitness-wellness centers); Former
DOB: 10/23/1934                                      Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust; Former Investment
                                                     Counselor, Appleton Partners, Inc.
                                                     (investment advice); Former Director,
                                                     Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice)
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Shirley L. Fulton          Trustee



DOB:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  93                None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Chairman of
                                                     the Board, Director, and Executive Vice
DOB: 10/23/1938                                      President, The London Harness Company
                                                     (leather goods purveyor); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Director, Obagi                 93          Multi-Portfolio
DOB: 2/14/1939                                       Medical Products Co.; Director, Lincoln                      Fund, and The
                                                     Educational Services; Director,                              Phoenix Big
                                                     Diversapack Co.; Former President,                           Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Manager of Commercial Operations, SMI            93                None
                                                     STEEL Co. - South Carolina (steel
                                                     producer); Former Sales and Marketing
                                                     Management, Nucor Steel Company; Former
DOB: 7/14/1939                                       Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              93                None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          93                None
                                                     (executive recruitment business
                                                     development/consulting company);
                                                     Consultant, Kennedy Information, Inc.
                                                     (executive recruitment information and
                                                     research company); Consultant, AESC
                                                     (The Association of Retained Executive
                                                     Search Consultants); Trustee, NDI
DOB: 9/19/1941                                       Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
                                                     merchandising); Former Vice Chairman,
                                                     DHR International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton, Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               93                None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------




-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              93                None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          93                None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director, Hartford
                                                     Hospital; Trustee, Greater Hartford
                                                     YMCA; Former Director, Enhance
                                                     Financial Services, Inc.; Former
DOB: 8/11/1939                                       Director, Old State House Association;
                                                     Former Director of CTG Resources, Inc.
                                                     (natural gas); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               93                None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
CFA**                                                Society; Former Consultant to the
DOB: 12/12/1937                                      Boards of Trustees of the Evergreen
                                                     funds; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2003.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Charles A. Austin III*        Evergreen Health Care Fund                     $10,001-$50,000      Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
Shirley L. Fulton

============================= ============================================== ==================== ====================
K. Dun Gifford                Evergreen Growth and Income Fund               $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          Evergreen Limited Duration Fund                $1-$10,000           $1-$10,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund $1-$10,000
Gerald M. McDonnell*                                                                              $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
William Walt Pettit*          Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ============================================== ==================== --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III* None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield*          Evergreen Aggressive Growth Fund               $10,001-$50,000      Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima*                                                                                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Income Advantage Fund                $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Equity Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Managed Income Fund                  $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Income Fund                   Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Municipal Money Market Fund          $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Special Values Fund                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
*    In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred
     Compensation Plans, with the exception of Mr. Shima who has over $50,000 indirectly invested.

         Set forth below are the officers of each of the eleven Evergreen
Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis H. Ferro                  President                President, Chief Executive Officer and Chief Investment Officer,
401 S. Tryon                                              Evergreen Investment Company, Inc. and Executive Vice President,
Charlotte, NC 28288                                       Wachovia Bank, N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation.
DOB: 4/20/1960
-------------------------------- ------------------------ -------------------------------------------------------------


                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================
     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                                     Appendix A

                  Evergreen Investment Management Company, LLC
                       Proxy Voting Policy and Procedures
                       ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

                         Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

                              Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

                                 Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Proxy Voting Guideline Summary

I.       The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o    Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o    Have  failed  to  act  on  takeover   offers  where  the  majority  of  the
     shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

                           Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II.      Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.     Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV.      Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.



Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.       Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.      Miscellaneous Governance Provisions

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.





Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o        adverse governance changes

o        excessive increases in authorized capital stock

o        unfair method of distribution

o        diminution of voting rights

o        adverse conversion features

o        negative impact on stock option plans

o        other alternatives such as spinoff


VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:
Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.


Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX.      State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X.       Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.


Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI.      Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o        are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.




Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.



Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document
Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds;
and continuity of management personnel.
Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.


XII.     Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits
Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Amended and Restated Declaration          Contained herein
               of Trust


(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Included as part of Exhibit a and b above
               defining the rights of holders
               of the securities being
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 27 filed on July 24, 2002
               Investment Management Company, LLC


(d)(2)         Sub-Advisory Agreement between            Incorporated by reference to
               Evergreen Investment Management           Registrant's Post-Effective
               Company, LLC and Tattersall Advisory      Amendment No. 30 filed on April 25, 2003
               Group, Inc. (VA Foundation Fund and
               VA Core Bond Fund)

(d)(3) Letter Amendment to Sub-Advisory Agreement Contained herein between Evergreen Investment Management
               Company, LLC and Tattersall Advisory
               Group, Inc. (Evergreen VA Foundation Fund)

(e)            Principal Underwriting Agreement           Contained herein
               Class 2 (formerly Class L) shares

(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter amendment to Custodian Agreement    Incorporated by reference to
               between the Registrant and State Street    Registant's Post-Effective
               Bank and Trust Company (VA Core Bond Fund) Amendment No. 27 filed on July 24, 2002


(h)(1)         Master Administrative Services Agreement   Incorporated by reference to
               between Registrant and Evergreen           Registrant's Post-Effective Amendment
               Investment Services, Inc.                  No. 28 filed on September 16, 2002

(h)(2)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effecive Amendment No. 23
               Evergreen Service Company, LLC             Filed on April 30, 2002

(h)(3)         Letter amendment to Transfer Agent         Incorporated by reference to
               Agreement between the Registrant           Registrant's Post-Effective Amendment
               and Evergreen Service Company, LLC         No. 28 filed on September 16, 2002
               (VA Core Bond Fund)

(h)(4)         Tax Administration Agreement               Contained herein

(h)(5)         Sub-Administration Agreement               Contained herein

(i)(1)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(i)(2)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective Amendment No.25
                                                          Filed on July 3, 2002

(j)(1)        Consent of KPMG LLP                          Contained herein

(k)            Not applicable

(l)            Not applicable

(m)            Class 2 (formerly Class L) shares 12b-1   Incorporated by reference to
               Distribution Plan between the Registrant  Registrant's Post-Effective
               and Evergreen Distributor, Inc.           Amendment No. 28 filed on September 16, 2002

(n)            Not applicable

(o)            Multiple Class Plan                       Incorporated by reference to
                                                         Registrant's Post-Effective
                                                         Amendment No. 22 filed on August 1, 2001


(p)(1)         Code of Ethics                           Incorporated by reference to
                                                        Registrant's Post-Effective Amendment No. 23
                                                        Filed on April 30, 2002



Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

     Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Investment Services, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson              Chairman, Chief Executive Officer,
                                 President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert P. Kelly                  Senior Executive Vice President and Chief
                                 Financial Officer, Wachovia Corporation and
                                 Wachovia Bank, N.A.


         All of the above  persons are located at the following  address:
Wachovia Bank, One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

    The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV
(File No. 801-53633) of Tattersall Advisory Group, Inc.

Item 27.        Principal Underwriters.

     Evergreen Investment Services, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Investment Services, Inc. are:

Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of April, 2004.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2004.

/s/ Dennis  H. Ferro              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis  H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                           (Principal Financial and Accounting
 Chief Investment Officer)                                           Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell          /s/ Russell A. Salton, III MD      /s/ Richard K. Wagoner
-----------------------------    -------------------------------    ---------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard K. Wagoner*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson          /s/ Leroy Keith, Jr.
------------------------------   ------------------------------    ---------------------------------
Michael S. Scofield*              David M. Richardson*             Leroy Keith, Jr.*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Richard J. Shima             /s/ Shirley L. Fulton
------------------------------   ------------------------------
Richard J. Shima*                Shirley L. Fulton*
Trustee                          Trustee

*By: /s/ Maureen E. Towle
-------------------------------
      Maureen E. Towle
      Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(a)             Amended and Restated Declaration of Trust

(d)(3) Letter Amendment to Sub-advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc. (Evergreen VA Foundation Fund)

(e)             Principal Underwriting Agreement (Class 2 shares)

(h)(4) Tax Administration Agreement between Evergreen Investment Services, Inc. and State Street Bank and Trust Company

(h)(5)          Sub-Administration Agreement between Evergreen Investment
                Services,
                Inc. and BISYS Fund Services Ohio, Inc.

(j)(1)          Consent of KPMG LLP

                                  EXHIBIT (a)
                   AMENDED AND RESTATED DECLARATION OF TRUST

                              AMENDED AND RESTATED
                       AGREEMENT AND DECLARATION OF TRUST

                                       of

                        EVERGREEN VARIABLE ANNUITY TRUST




                           a Delaware Statutory Trust




                          Principal Place of Business:


                               200 Berkeley Street
                           Boston, Massachusetts 02116


                              Agent for Service of
                              Process in Delaware:

                            Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                                       ii
                                TABLE OF CONTENTS

             AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST

ARTICLE I             Name and Definitions.....................................1

1.       Name        ..........................................................1
2.       Definitions...........................................................1
         (a)      By-Laws......................................................1
         (b)      Certificate of Trust.........................................1
         (c)      Class........................................................1
         (d)      Commission     1
         (e)      Declaration of Trust 1
         (f)      Delaware Act    2
         (g)      Interested Person............................................2
         (h)      Adviser(s)...................................................2
         (i)      1940 Act.....................................................2
         (j)      Person.......................................................2
         (k)      Principal Underwriter........................................2
         (l)      Series.......................................................2
         (m)      Shareholder..................................................2
         (n)      Shares.......................................................2
         (o)      Trust 2
         (p)      Trust Property...............................................2
         (q)      Trustees.....................................................2

ARTICLE II            Purpose of Trust.........................................3

ARTICLE III           Shares...................................................3

1.       Division of Beneficial Interest.......................................3
2.       Ownership of Shares...................................................4
3.       Transfer of Shares....................................................4
4.       Investments in the Trust..............................................4
5.       Status of Shares and Limitation of Personal Liability.................4
6.       Establishment, Designation, Abolition or Termination, etc.
         of Series or Class....................................................5
         (a)      Assets Held with Respect to a Particular Series..............5
         (b)      Liabilities Held with Respect to a Particular Series.........6
         (c)      Dividends, Distributions, Redemptions, and Repurchases.......6
         (d)      Equality.....................................................7
         (e)      Fractions....................................................7
         (f)      Exchange Privilege...........................................7
         (g)      Combination of Series........................................7

ARTICLE IV            Trustees.................................................7

1.       Number, Election, and Tenure..........................................7
2.       Effect of Death, Resignation, etc. of a Trustee.......................8
3.       Powers................................................................8
4.       Payment of Expenses by the Trust.....................................12
5.       Payment of Expenses by Shareholders..................................12
6.       Ownership of Assets of the Trust.....................................12
7.       Service Contracts....................................................13
8.       Trustees and Officers as Shareholders................................14
9.       Compensation.........................................................14

ARTICLE V             Shareholders' Voting Powers and Meetings................14

1.       Voting Powers, Meetings, Notice and Record Dates.....................14
2.       Quorum and Required Vote.............................................15
3.       Record Dates.........................................................15
4.       Additional Provisions................................................15

ARTICLE VI            Net Asset Value, Distributions and Redemptions..........15

1.       Determination of Net Asset Value, Net Income and Distributions.......15
2.       Redemptions and Repurchases..........................................16

ARTICLE VII           Limitation of Liability; Indemnification................17

1.       Trustees, Shareholders, etc. Not Personally Liable; Notice...........17
2.       Trustees' Good Faith Action; Expert Advice; No Bond or Surety........17
3.       Indemnification of Shareholders......................................18
4.       Indemnification of Trustees, Officers, etc...........................18
5.       Compromise Payment...................................................19
6.       Indemnification Not Exclusive, etc...................................19
7.       Liability of Third Persons Dealing with Trustees.....................20
8.       Insurance............................................................20

ARTICLE VIII          Miscellaneous...........................................20

1.       Termination of the Trust or Any Series or Class......................20
2.       Reorganization.......................................................20
3.       Amendments...........................................................21
4.       Filing of Copies; References; Headings...............................22
5.       Applicable Law.......................................................22
6.       Provisions in Conflict with Law or Regulations.......................23
7.       Statutory Trust Only.................................................23

                                       24
             AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST

                        EVERGREEN VARIABLE ANNUITY TRUST

         THIS AMENDED AND RETATED AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware statutory trust in accordance with the provisions hereinafter set forth.

NOW, THEREFORE, the Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the benefit of the holders of Shares of this Trust.

                                    ARTICLE I

                              Name and Definitions

     Section  1........Name.  This Trust  shall be known as  Evergreen  Variable
Annuity Trust and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

         Section 2.........Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

                  (a) "Adviser(s)" means a party or parties furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 6(a) hereof;

                  (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time, which By-Laws are expressly herein incorporated by reference as part of the "governing instrument" within the meaning of the Delaware Act;

                  (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Act;

                  (d) "Class" means a class of Shares of a Series of the Trust established in accordance with the provisions of Article III hereof;

                  (e) "Commission" shall have the meaning given such term in the 1940 Act;

                  (f) "Declaration of Trust" means this Agreement and Declaration of Trust, as amended or restated from time to time;

                  (g) "Delaware Act" means the Delaware Statutory Trust Act, 12 Del. C. ss.ss. 3801 et seq., as amended from time to time;

                  (h) "Interested Person" shall have the meaning given it in
         Section 2(a)(19) of the 1940 Act;

                  (i) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

                  (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

                  (k) "Principal Underwriter" shall have the meaning given such term in the 1940 Act;

                  (l) "Series" means each Series of Shares established and designated under or in accordance with the provisions of Article III hereof; and where the context requires or where appropriate, shall be deemed to include "Class" or "Classes";

                  (m) "Shareholder" means a record owner of outstanding Shares;

                  (n) "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

                  (o) "Trust" means the Delaware Statutory Trust established under the Delaware Act by this Declaration of Trust and the filing of the Certificate of Trust in the Office of the Secretary of State of the State of Delaware;

                  (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

                  (q) "Trustees" means the Person or Persons who have signed this Declaration of Trust and all other Persons who may from time to time be duly elected or appointed to serve as Trustees in accordance with the provisions hereof, in each case so long as such Person shall continue in office in accordance with the terms of this Declaration of Trust, and reference herein to a Trustee or the Trustees shall refer to such Person or Persons in his or her or their capacity as Trustees hereunder.

                                   ARTICLE II

                                Purpose of Trust

         The purpose of the Trust is to conduct, operate and carry on the business of an investment company registered under the 1940 Act through one or more Series and to carry on such other business as the Trustees may from time to time determine. The Trustees shall not be limited by any law limiting the investments which may be made by fiduciaries.

                                   ARTICLE III

                                     Shares

         Section 1.........Division of Beneficial Interest. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into Classes. Subject to the further provisions of this
Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof,
(i) to divide the beneficial interest in each Series or Class thereof into Shares, with or without par value as the Trustees shall determine, (ii) to issue Shares without limitation as to number (including fractional Shares) to such Persons and for such amount and type of consideration, including cash or securities, subject to any restriction set forth in the By-Laws, at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to divide or combine the Shares of any Series or Class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Shares of such Series or Class thereof in the assets held with respect to that Series, (v) to classify or reclassify any issued Shares of any Series or Class thereof into shares of one or more Series or Classes thereof; (vi) to change the name of any Series or Class thereof; (vii) to abolish or terminate any one or more Series or Classes thereof; (viii) to refuse to issue Shares to any Person or class of Persons; and (ix) to take such other action with respect to the Shares as the Trustees may deem desirable.

         Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Shares of a Series shall be entitled to receive such Shareholder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series and upon redemption of the Shares of any Series, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

         All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

         All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 2. .......Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of the Trust and as to the number of Shares of each Series or Class of the Trust held from time to time by each Shareholder.

         Section 3. ......Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-Laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the holder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

         Section 4. .......Investments in the Trust. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

         Section 5. .......Status of Shares and Limitation of Personal
Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or any right to call for a participation or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 6.........Establishment, Designation, Abolition or Termination
etc. of Series or Class. The establishment and designation of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The abolition or termination of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that abolishes or terminates such Series or Class.

         Shares of each Series or Class of the Trust established pursuant to this Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

                  (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be) shall irrevocably be held separate with respect to that Series for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation) any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

                  (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the Certificate of Trust and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

                  (c) Dividends, Distributions, Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article Vl, no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Shareholders.

                  (d) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Share of any particular Series shall be equal to each other Share of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets held with respect to that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

                  (e) Fractions. Any fractional Share of a Series or Class thereof shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

                  (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Class of Shares of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

                  (g) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

                                   ARTICLE IV

                                    Trustees

         Section 1.........Number, Election and Tenure. The number of Trustees shall initially be 12, who shall be Laurence B. Ashkin, Charles A. Austin, III,
K. Dun Gifford, James S. Howell, Leroy Keith, Jr., Gerald M. McDonnell, Thomas
L. McVerry, David M. Richardson, Russell A. Salton, III, Michael S. Scofield, Richard J. Shima, and William W. Pettit (each, an "Initial Trustee"). Thereafter, the number of Trustees shall at all times be at least one and no more than such number as determined, from time to time, by the Trustees pursuant to Section 3 of this Article IV. Additional Trustees (each, a "New Trustee") may be appointed by the Trustees to fill any vacancy, subject to the requirements of the 1940 Act, or may be elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose. Each Initial Trustee shall serve during the lifetime of the Trust or until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each New Trustee shall serve for an initial term of three years, and, if thereafter re-appointed by at least two-thirds of the number of the Trustees then holding office or elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose, shall serve during the lifetime of the Trust or, in either case, until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankruptor incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner; until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. In the event that less than a majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall take such actions as may be necessary under applicable law for the election of Trustees. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust.

         Section 2.........Effect of Death, Resignation, etc. of a Trustee. The
death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Adviser(s) are empowered to appoint new Trustees subject to the provisions of the 1940 Act.

         Section 3.........Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in transactions of all kinds on behalf of the Trust as described in this Declaration of Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such By-Laws to the extent that such By-Laws do not reserve that right to the Shareholders; enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee; elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; employ an administrator for the Trust and may authorize such administrator to employ subadministrators; employ an investment adviser or investment advisers to the Trust and may authorize such Advisers to employ subadvisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the By-Laws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware.

         Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

                  (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

                  (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

                  (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

                  (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

                  (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

                  (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

                  (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

                  (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

                  (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

                  (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith to issue notes or other evidences of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

                  (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

                  (l) To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

                  (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

                  (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

                  (o) To enter into contracts of any kind and description;

                  (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

                  (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

                  (r) To interpret the investment policies, practices, or limitations of any Series or Class;

                  (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

                  (t) To the full extent permitted by the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

                  (u) To invest all of the assets of the Trust, or any Series or any Class thereof in a single investment company;

                  (v) Subject to the 1940 Act, to engage in any other lawful act or activity in which a statutory trust organized under the Delaware Act may engage.

         The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

         Section 4.........Payment of Expenses by the Trust. The Trustees are
authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Advisers, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 6 hereof.

         Section 5.........Payment of Expenses by Shareholders. The Trustees
shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this
Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such Expenses due from such Shareholder, provided that the direct payment of such Expenses by Shareholders is permitted under applicable law.

         Section 6.........Ownership of Assets of the Trust. Title to all of the
assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

         Section 7.........Service Contracts.

                  (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any Person and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Adviser(s) or administrator to delegate certain or all of its duties under such contracts to other qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

                  (b) The Trustees may also, at any time and from time to time, contract with any Person, appointing such Person exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series (or Classes) or other securities to be issued by the Trust.

                  (c) The Trustees are also empowered, at any time and from time to time, to contract with any Person, appointing such Person or Persons the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series.

                  (d) The Trustees are further empowered, at any time and from time to time, to contract with any Person to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

                  (e) The fact that:

                           (i) any of the Shareholders, Trustees, or officers of
                  the Trust is a shareholder, director, officer, partner, trustee, employee, Adviser, Principal Underwriter, distributor, or affiliate or agent of or for any Person, or for any parent or affiliate of any Person with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust; or that

                           (ii) any Person with which an advisory, management,
                  or administration contract or Principal Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other Persons, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its shareholders.

         Section 8.........Trustees and Officers as Shareholders. Any Trustee,
officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Shares.

         Section 9.........Compensation. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.

                                    ARTICLE V

                    Shareholders' Voting Powers and Meetings

         Section 1.........Voting Powers, Meetings, Notice, and Record Dates.
The Shareholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws or any registration statement of the Trust with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable. Shareholders shall be entitled to one vote for each Share, and a fractional vote for each fraction of a Share, as to any matter on which the Share is entitled to vote. Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Shareholders. Meetings of the Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

         Section 2.........Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, twenty-five percent (25%) of the Shares issued and outstanding shall constitute a quorum at a Shareholders' meeting but any lesser number shall be sufficient for adjourned sessions. When any one or more Series (or Classes) is to vote as a single Series (or Class) separate from any other Shares, twenty-five percent (25%) of the Shares of each such Series (or Class) issued and outstanding shall constitute a quorum at a Shareholders' meeting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

         Section 3.........Record Dates. For the purpose of determining the
Shareholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

         Section 4.........Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.

                                   ARTICLE VI

                 Net Asset Value, Distributions and Redemptions

         Section 1.........Determination of Net Asset Value, Net Income and
Distributions. Subject to applicable law and Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or Class or net income attributable to the Shares of any Series or Class, or the declaration and payment of dividends and distributions on the Shares of any Series or Class, as they may deem necessary or desirable.

         Section 2.........Redemptions and Repurchases.

                  (a) The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the By-Laws, any registration statement of the Trust and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2(a) is subject to the provision that, during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

                  (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series or Class thereof for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

                  (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute thereof), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable (i) to call for the redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification,
         (ii) to refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or (iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.

                  (d) The holders of Shares shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.

                                   ARTICLE VII

                    Limitation of Liability; Indemnification

         Section 1.........Trustees, Shareholders, etc. Not Personally Liable;
Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 4 of this Article VII, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust (or if the matter relates only to a particular Series, that of such Series), for the payment or performance thereof.

         The Trustees may provide that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of State of the State of Delaware and may recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of any instrument made or issued by the Trustees or by any officer of officers of the Trust are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be. The omission of any statement to such effect from such instrument shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the assets of any Series to the obligations of any other Series.

         Section 2.........Trustees' Good Faith Action; Expert Advice; No Bond
or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to Section 4 of this Article VII, a Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Adviser, administrator, distributor or Principal Underwriter, custodian or transfer agent, dividend disbursing agent, shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party employed by the Trust. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

         Section 3.........Indemnification of Shareholders. If any Shareholder
(or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

         Section 4.........Indemnification of Trustees, Officers, etc. Subject
to the limitations, if applicable, hereinafter set forth in this Section 4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "DISABLING CONDUCT"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; PROVIDED that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Section 5.........Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4 of this
Article VII, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

         Section 6.........Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article VII, a "DISINTERESTED" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

         Section 7.........Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 8.........Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

                                  ARTICLE VIII

                                  Miscellaneous

         Section 1.........Termination of the Trust or Any Series or Class.
         ---------         ------------------------------------------------

                  (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trustees in their sole discretion may terminate the Trust.

                  (b) Upon the requisite action by the Trustees to terminate the Trust or any one or more Series of Shares or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Shares (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Series or Classes involved, ratably according to the number of Shares of such Series or Class held by the Shareholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged from any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

                  (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

         Section 2.........Reorganization.

                  (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

                  (b) Pursuant to and in accordance with the provisions of
         Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation or exchange or transfer of assets and liabilities approved by the Trustees in accordance with this Section 2 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

                  (c) The Trustees may create one or more statutory trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

         Section 3.........Amendments. Except as specifically provided in this
Section 3, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 3 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIl hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

         Section 4.........Filing of Copies, References; Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 5.........Applicable Law.

                  (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a statutory trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to statutory trusts or actions that may be engaged in by statutory trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

                  (b) Notwithstanding the first sentence of Section 5(a) of this
         Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust;
         (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust; or (viii) activities similar to those referenced in the foregoing items (i) through (vii).

         Section 6.........Provisions in Conflict with Law or Regulations.
         ----------        -----------------------------------------------

                  (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such decision shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

                  (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall, not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

         Section 7.........Statutory Trust Only. It is the intention of the
Trustees to create a statutory trust pursuant to the Delaware Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a statutory trust pursuant to the Delaware Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners, or members of a joint stock association.

         IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Amended and Restated Agreement and Declaration of Trust as of the 17th day of March, 2004.

/s/ Charles A. Austin III                                          /s/ David M. Richardson
---------------------------------------------------------          --------------------------------------------------
---------------------------------------------------------          --------------------------------------------------
Charles A. Austin, III                                             David M. Richardson
Trustee and not individually                                       Trustee and not individually


/s/ K. Dun Gifford                                                 /s/ Russell A. Salton, III
---------------------------------------------------------          --------------------------------------------------
---------------------------------------------------------          --------------------------------------------------
K. Dun Gifford Russell A. Salton, III Trustee and not individually Trustee and not individually


/s/ Leroy Keith, Jr.                                               /s/ Michael S. Scofield
---------------------------------------------------------          --------------------------------------------------
---------------------------------------------------------          --------------------------------------------------
Leroy Keith, Jr.                                                   Michael S. Scofield
Trustee and not individually                                       Trustee and not individually


/s/ Gerald M. McDonnell                                            /s/ Richard J. Shima
---------------------------------------------------------          --------------------------------------------------
---------------------------------------------------------          --------------------------------------------------
Gerald M. McDonnell                                                Richard J. Shima
Trustee and not individually                                       Trustee and not individually


/s/ William W. Pettit                                              /s/ Richard K. Wagoner
---------------------------------------------------------          --------------------------------------------------
---------------------------------------------------------          --------------------------------------------------
William W. Pettit                                                  Richard K. Wagoner
Trustee and not individually                                       Trustee and not individually



                         THE PRINCIPAL PLACE OF BUSINESS
                                OF THE TRUST IS:

                               200 Berkeley Street
                           Boston, Massachusetts 02116

  EXHIBIT (d)(3) Letter Amendment to Sub-Advisory Agreement between Evergreen
     Investment Management Company, LLC and Tattersall Advisory Group, Inc.
                         (Evergreen VA Foundation Fund)

                                                                   June 6, 2003





Fred Tattersall
Chief Executive Officer
Tattersall Advisory Group, Inc.
6802 Paragon Place, Suite 200
Richmond, VA 23230-1720

Re:  Proxy Voting Responsibilities

Dear Mr. Tattersall:

As you are aware, recent changes to the proxy rules by the Securities and Exchange Commission now require that mutual funds must disclose their proxy voting policies and procedures and to make their voting records available to fund shareholders. In response to those changes, Evergreen Investment Management Company, LLC ("EIMC"), the investment advisor to all Evergreen funds, will now vote all proxies submitted to shareholders of securities held in an Evergreen fund, pursuant to its policies and procedures. By assuming this responsibility, EIMC will have the opportunity to make all information regarding the proxy voting process available to the shareholder in the most timely and efficient manner possible.

Section 2(a) of each of the Sub-Advisory Agreements by and between Tattersall Advisory Group, Inc. and EIMC, dated May 11, 2001 and September 21, 2001, states that the investment advisor may, if it supplies written instruction that it will do so, assume all proxy voting responsibilities for any of the Evergreen funds. As stated above, EIMC has decided that, effective July 1, 2003, it will exercise its option to vote such proxies for all Evergreen funds, including Evergreen Balanced Fund, Evergreen Foundation Fund, Evergreen Mortgage Securities Fund, Evergreen Select Balanced Fund, Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund, Evergreen Fixed Income Fund II and Evergreen VA Foundation Fund.

Proxy Voting Responsibilities
Tattersall Advisory Group, Inc.
Page 2


Please indicate receipt of this notice by your signature. Please return one original to Maureen Towle, Evergreen Investments, 26th floor, Legal Department, 200 Berkeley Street, Boston, MA 02116, and retain one for your files. If you have any questions, please contact Maureen at 617-210-3682 in the Legal Department. Thank you for your attention to this matter.

                           Very truly yours,


                           /s/ Christopher P. Conkey

                           Christopher P. Conkey
                           Executive Managing Director
                           Evergreen Investment Management Company, LLC



Accepted and Agreed:  ____________________________
                   Date:  ____________________________


Cc:      Kevin Girts
           Chief Operations Officer
           Tattersall Advisory Group, Inc.

                                  EXHIBIT (e)
                        PRINCIPAL UNDERWRITING AGREEMENT
                        EVERGREEN VARIABLE ANNUITY TRUST

                        PRINCIPAL UNDERWRITING AGREEMENT
                        EVERGREEN VARIABLE ANNUITY TRUST


         AGREEMENT made as of this 1st day of May, 2004 by and between Evergreen Variable Annuity Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof, and each series subsequently issued by the Trust, (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Investment Services, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of each class of shares of beneficial interest of the Fund listed on Exhibit B attached hereto and made a part hereof and each class of shares subsequently issued by the Trust ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares, including any front-end sales charges and fees paid in connection with the Fund's 12b-1 Plan, each in the amounts and in the manner described in the Fund's then current prospectus and statement of additional information.

         5. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.


         6. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         7. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         8. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund. Principal Underwriter shall be entitle to collect any applicable contingent deferred sales charge in the amounts and in the manner described in the Fund's then current prospectus and statement of additional information.

         9. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         10. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its Officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

         b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         11. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         12. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         13. This Agreement shall become effective as of the date set forth above and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.


         14. This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.


                                  EVERGREEN VARIABLE ANNUITY TRUST


                                  By: /s/ Michael H. Koonce
                                     ------------------------------------
                                       Name: Michael H. Koonce
                                       Title: Secretary


                                  EVERGREEN INVESTMENT SERVICES, INC.


                                  By: /s/ Carol Kosel
                                     -------------------------------------
                                       Name: Carol Kosel
                                       Title: Senior Vice President

                                                               As of May 1, 2004


                                    EXHIBIT A

EVERGREEN VARIABLE ANNUITY TRUST, on behalf of its series as follows:

                           Evergreen VA Core Bond Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                             Evergreen VA Omega Fund
                        Evergreen VA Special Equity Fund
                        Evergreen VA Special Values Fund
                       Evergreen VA Strategic Income Fund

                                                              As of May 1, 2004

                                    EXHIBIT B

                                     Class 1
                                     Class 2

                                 EXHIBHT (h)(4)
             TAX SERVICES ADMINISTRATION AGREEMENT between Evergreen
       Investment Services, Inc. and State Street Bank and Trust Company

                     TAX SERVICES ADMINISTRATION AGREEMENT

AGREEMENT dated as of July 1, 2003 by and between Evergreen Investment Services, Inc. ("Evergreen") and State Street Bank and Trust Company (the "Financial Administrator").

WHEREAS, Evergreen serves as administrator to the investment portfolios listed on Schedule A hereto (the "Funds") pursuant to certain Administrative Services Agreements (the "Administrative Services Agreement");

WHEREAS, each Fund is a Delaware statutory trust or a series of a Delaware statutory trust registered as an open-end or closed-end (as the case may be), management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") (each, a "Trust"); and

WHEREAS, Evergreen is required to provide certain administrative services to each Trust under the Administrative Services Agreement with such Trust; and

WHEREAS, Evergreen desires to retain the Financial Administrator to furnish certain tax services to each Trust, and the Financial Administrator is willing to furnish such services, on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

I. APPOINTMENT OF FINANCIAL ADMINISTRATOR

Evergreen hereby appoints the Financial Administrator to provide certain tax services to each Trust for the period and on the terms set forth in this Agreement. The Financial Administrator accepts such appointment and agrees to render the services stated herein.

The Funds currently consist of those portfolios identified on Schedule A hereto .. In the event that a Trust establishes one or more additional portfolios with respect to which Evergreen wishes to retain the Financial Administrator to act as financial administrator hereunder, Evergreen shall notify the Financial Administrator in writing. Upon such notification, such portfolio shall become a "Fund" hereunder and shall become subject to the provisions of this Agreement to the same extent as the existing Funds, except to the extent that such provisions (including those relating to compensation and expenses payable by Evergreen) may be modified with respect to each such additional portfolio in writing by Evergreen and the Financial Administrator at the time such additional portfolio becomes a Fund.

II. REPRESENTATIONS AND WARRANTIES

     A. By Financial Administrator. The Financial Administrator represents and warrants that:

1. It is a Massachusetts trust company, duly organized and existing under the laws of The Commonwealth of Massachusetts;

2. It has the corporate power and authority to carry on its business in The Commonwealth of Massachusetts;

3. All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

4. No legal or administrative proceedings have been instituted or threatened which would impair the Financial Administrator's ability to perform its duties and obligations under this Agreement; and

5. Its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Financial Administrator or any law or regulation applicable to it.

     B. By Evergreen. Evergreen represents and warrants that:

1. It is a corporation, duly organized, existing and in good standing under the laws of the State of Delaware;

2. It has the power and authority under applicable laws and by its organizing documents to enter into and perform this Agreement;

3. All requisite proceedings have been taken to authorize it to enter into and perform this Agreement;

4. Each Trustis an investment company properly registered under the 1940 Act;

5. A registration statement under the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act has been filed and will be effective and remain effective for each Trust during the term of this Agreement. Evergreen also warrants that as of the effective date of this Agreement, all necessary filings under the securities laws of the states in which each Trust offers or sells its shares have been made;

6. No legal or administrative proceedings have been instituted or threatened which would impair Evergreen's ability to perform its duties and obligations under this Agreement;

7. Its entrance into this Agreement will not cause a material breach or be in material conflict with any other agreement or obligation of Evergreen or any law or regulation applicable to it; and

8. As of the close of business on the date of this Agreement, each Trust which is an open-end investment company is authorized to issue shares of beneficial interest.

III.            DUTIES OF THE FINANCIAL ADMINISTRATOR

     A. As the Financial Administrator. The Financial Administrator shall provide the following services, in each case, subject to the control, supervision and direction of Evergreen and the review and comment by each Trust's auditors and legal counsel and in accordance with procedures which may be established from time to time between Evergreen and the Financial
Administrator:

1. Compute tax basis provisions for both excise and income tax purposes;

2. Prepare each Fund's federal, state, and local income tax returns and extension requests for review and for filing by the Fund, including Form 1120-RIC, Form 8613 and Form 1099-MISC;

3.              Coordinate Forms 1042/1042S with each Fund's transfer agent; and

4.              Prepare information for Section 852 mailings.

In connection with the tax services provided to the Funds described herein, Evergreen shall authorize the Financial Administrator to sign the federal, state and local tax returns and extension requests on behalf of the Funds by completing the authorization form attached as Exhibit 1 to this Agreement. The Financial Administrator shall provide the office facilities and the personnel required by it to perform the services contemplated herein.

IV. DUTIES OF THE EVERGREEN

           Delivery of Documents. Evergreen will promptly deliver to the Financial Administrator copies of each of the following documents and all future amendments and supplements, if any:

1.              Each Trust's Declaration of Trust;

2. Each open-end Trust's currently effective registration statement under the 1933 Act and the 1940 Act and the Prospectus(es) and Statement(s) of Additional Information (collectively, the "Prospectus") relating to all Funds and all amendments and supplements thereto as in effect from time to time; and


3. Such other certificates, documents or opinions which the Financial Administrator may, in its reasonable discretion, deem necessary or appropriate in the proper performance of its duties.

The Financial Administrator is authorized and instructed to rely upon any and all information it receives from Evergreen or its third-party agent. The Financial Administrator shall have no responsibility to review, confirm or otherwise assume any duty with respect to the accuracy or completeness of any data supplied to it by or on behalf of Evergreen.

V. COMPLIANCE WITH GOVERNMENTAL RULES AND REGULATIONS


Evergreen assumes full responsibility for each Trust's compliance with all securities, tax, commodities and other laws, rules and regulations applicable to it.

VI. INSTRUCTIONS AND ADVICE

At any time, the Financial Administrator may apply to Evergreen or any officer of a Trust for instructions and may consult with its own legal counsel or outside counsel for a Trust or the independent accountants for a Trust at the expense of Evergreen, provided that the Financial Administrator first obtains consent of Evergreen which shall not be unreasonably withheld, with respect to any matter arising in connection with the services to be performed by the Financial Administrator under the terms of this Agreement. In its capacity as the Financial Administrator under the terms of this Agreement, the Financial Administrator shall not be liable, and shall be indemnified by Evergreen for any action taken or omitted by it in good faith reliance upon any such instructions or advice or upon any paper or document reasonably believed by it to be genuine and to have been signed by the proper person or persons. The Financial Administrator shall not be held to have notice of any change of authority of any person until receipt of written notice thereof from Evergreen. Nothing in this paragraph shall be construed as imposing upon the Financial Administrator any obligation to seek such instructions or advice, or to act in accordance with such advice when received.

VII. NOTICES

All notices shall be in writing and deemed given when delivered in person, by facsimile, by overnight delivery through a commercial courier service, or by registered or certified mail, return receipt requested. Notices shall be addressed to each party at its address set forth below, or such other address as the recipient may have specified by earlier notice to the sender:

If to the Financial Administrator:  P.O. Box 5049
                          One Federal Street, 9th Floor
                              Boston, MA 02206-5049
                           ATTN:  Fund Administration Legal Department
                            Telephone: (617) 662-1783
                            Facsimile: (617) 662-3805

If to Evergreen:                    200 Berkeley Street
                                            Boston, MA  02116
                                            ATTN:  Chief Administrative Officer
                                            Telephone:  (617)
                                            Facsimile:  (617)

VIII. CONFIDENTIALITY

The Financial Administrator agrees that, except as otherwise required by law or in connection with any required disclosure to a banking or other regulatory authority, it will keep confidential all records and information in its possession relating to Evergreen or a Trust or its beneficiaries and will not disclose the same to any person except at the request or with the written consent of Evergreen or the applicable Trust.

IX. LIMITATION OF LIABILITY AND INDEMNIFICATION

The Financial Administrator shall be responsible for the performance of only such duties as are set forth in this Agreement and, except as otherwise provided under Section XII, shall have no responsibility for the actions or activities of any other party, including other service providers. The Financial Administrator shall have no liability for any error of judgment or mistake of law or for any loss or damage resulting from the performance or nonperformance of its duties hereunder unless solely caused by or resulting from the gross negligence or willful misconduct of the Financial Administrator, its officers or employees. The Financial Administrator shall not be liable for any special, indirect, incidental, or consequential damages of any kind whatsoever (including, without limitation, attorneys' fees) under any provision of this Agreement or for any such damages arising out of any act or failure to act hereunder. In any event, the Financial Administrator's cumulative liability for each calendar year (a "Liability Period") with respect to Evergreen or a Trust under this Agreement regardless of the form of action or legal theory shall be limited to its total annual compensation earned with respect to Evergreen and fees payable hereunder during the relevant Compensation Period, as defined herein, for any liability or loss suffered by Evergreen or the Trust including, but not limited to, any liability relating to the Trust's compliance with any federal or state tax or securities statute, regulation or ruling during such Liability Period. "Compensation Period" shall mean the calendar year ending immediately prior to each Liability Period in which the event(s) giving rise to the Financial Administrator's liability for that period have occurred. Notwithstanding the foregoing, the Compensation Period for purposes of calculating the annual cumulative liability of the Financial Administrator for the Liability Period commencing on the date of this Agreement and terminating on December 31, 2003 shall be the period commencing on the date of this Agreement through December 31, 2003, and the Compensation Period for the Liability Period commencing January 1, 2004 and terminating on December 31, 2004 shall be the period commencing on the date of this Agreement through December 31, 2003. For purposes of the Liability Period commencing as of the date of this Agreement, the amount representing the fees payable during the applicable Compensation Period shall be annualized.

The Financial Administrator shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its control, including without limitation, work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action or communication disruption.

Evergreen shall indemnify and hold the Financial Administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the Financial Administrator resulting from any claim, demand, action or suit in connection with the Financial Administrator's acceptance of this Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by Evergreen or a Trust, provided that this indemnification shall not apply to actions or omissions of the Financial Administrator, its officers or employees in cases of its or their own gross negligence or willful misconduct.

The indemnification contained herein shall survive the termination of this Agreement.

X. SERVICES NOT EXCLUSIVE

The services of the Financial Administrator to Evergreen are not to be deemed exclusive and the Financial Administrator shall be free to render similar services to others. The Financial Administrator shall be deemed to be an independent contractor and shall, unless otherwise expressly provided herein or authorized by Evergreen from time to time, have no authority to act or represent Evergreen or a Trust in any way or otherwise be deemed an agent of Evergreen or a Trust.

XI. TERM; TERMINATION; AMENDMENT

     This Agreement shall become effective on the date first written above. The Agreement shall remain in effect for a period of one year from the effective date, and shall automatically continue in effect thereafter unless terminated in writing by either party at the end of such period or thereafter on sixty (60) days' prior written notice given by either party to the other party. Termination of this Agreement with respect to any given Fund shall in no way affect the continued validity of this Agreement with respect to any other Fund. Upon termination of this Agreement, Evergreen shall pay to the Financial Administrator such compensation and any reimbursable expenses as may be due under the terms hereof as of the date of such termination, including reasonable out-of-pocket expenses associated with such termination. This Agreement may be modified or amended from time to time by the mutual agreement of the parties hereto. No amendment to this Agreement shall be effective unless it is in writing and signed by a duly authorized representative of each party. The term "Agreement," as used herein, includes all schedules and attachments hereto and any future written amendments, modifications, or supplements made in accordance herewith.

XII. FEES, EXPENSES AND EXPENSE REIMBURSEMENT

The Financial Administrator shall receive from Evergreen such compensation for its services provided pursuant to this Agreement as may be agreed to from time to time in a written fee schedule approved and signed by the parties and initially set forth in the Fee Schedule to this Agreement (Schedule B). The fees are accrued daily and billed monthly and shall be due and payable upon receipt of the invoice. Upon the termination of this Agreement before the end of any month, the fee for the part of the month before such termination shall be prorated according to the proportion which such part bears to the full monthly period and shall be payable upon the date of termination of this Agreement. In addition, Evergreen shall reimburse the Financial Administrator for its out-of-pocket costs incurred in connection with this Agreement, as may be agreed to from time to time by the parties.

Evergreen agrees to promptly reimburse the Financial Administrator for any equipment and supplies specially ordered at the request of Evergreen or a Trust through the Financial Administrator and for any other expenses not contemplated by this Agreement that the Financial Administrator may incur on Evergreen's behalf at Evergreen's request or with Evergreen's consent.

Each of Evergreen or a Trust will bear all expenses that are incurred in its operation and not specifically assumed by the Financial Administrator.

The Financial Administrator is authorized to and may employ or associate with such person or persons as it may deem desirable to assist it in performing its duties under this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Financial Administrator and the Financial Administrator shall be as fully responsible to Evergreen for the acts and omissions of any such person or persons as it is for its own acts and omissions.

XIII. ASSIGNMENT; SUCCESSOR AGENT

     This Agreement shall not be assigned by either party without the prior written consent of the other party, except that the Financial Administrator may assign this Agreement to a successor to all of or a substantial portion of its business, or to a party controlling, controlled by, or under common control with the Financial Administrator. This Agreement shall be binding on and shall inure to the benefit of each party and to their respective successors and permitted assigns. If a successor agent for Evergreen shall be appointed by Evergreen or a Trust, the Financial Administrator shall upon termination deliver to such successor agent at the office of the Financial Administrator all properties of Evergreen or a Trust held by it hereunder.

XIV. ENTIRE AGREEMENT

This Agreement (including all schedules and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof and terminates and supersedes all prior agreements, representations, warranties, commitments, statements, negotiations and undertakings with respect to such services to be performed hereunder whether oral or in writing.

XV. WAIVER

The failure of a party to insist upon strict adherence to any term of this Agreement on any occasion shall not be considered a waiver nor shall it deprive such party of the right thereafter to insist upon strict adherence to that term or any term of this Agreement. Any waiver must be in writing signed by the waiving party.

XVI. HEADINGS NOT CONTROLLING

Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

XVII. SURVIVAL

After expiration or termination of this Agreement, all provisions relating to payment shall survive until completion of required payments. In addition to those provisions which specifically provide for survival beyond expiration or termination, all provisions regarding indemnification, warranty, liability and limits thereon shall survive, unless and until the expiration of any time period specified elsewhere in this Agreement with respect to the provision in question.

XVIII. SEVERABILITY

In the event any provision of this Agreement is held illegal, invalid, void or unenforceable, the balance shall remain in effect, and if any provision is inapplicable to any person or circumstance it shall nevertheless remain applicable to all other persons and circumstances.

XIX. GOVERNING LAW; JURISDICTION

This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

XX. REPRODUCTION OF DOCUMENTS

This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.


IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the date first above written.


STATE STREET BANK AND TRUST COMPANY


By: /s/ Gary French
   ---------------------------------------------------------------

Name: Gary French
      -------------------------------------------------------------

Title:   Senior Vice President
        ------------------------------------------------------------



EVERGREEN INVESTMENT SERVICES, INC.


By:   /s/ Carol Kosel
     ---------------------------------------------------------

Name:    Carol Kosel
         -----------------------------------------------------

Title:   Senior Vice President and Director of Fund Administration

                      TAX SERVICES ADMINISTRATION AGREEMENT


                                   SCHEDULE A
                                   TRUST/FUNDS

                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
           (formerly Evergreen Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund


                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund


                       EVERGREEN SELECT MONEY MARKET TRUST

             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund


                            EVERGREEN MUNICIPAL TRUST

                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
            (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
             (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund
                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)
                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund


                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund


                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Core Bond Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                             Evergreen VA Omega Fund
                        Evergreen VA Special Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund


                         EVERGREEN INCOME ADVANTAGE FUND

                          EVERGREEN MANAGED INCOME FUND

Dated:   December 5, 2003

                                    EXHIBIT 1

                               AUTHORIZATION FORM
                             (For Mutual Funds Only)






I hereby authorize State Street's Fund Administration/Tax Department to sign the federal, state and local tax returns and extension requests for the ___________________________ Funds as paid preparer. I understand that this service is to be performed in accordance with the terms of the Tax Services Administration Agreement.




-----------------
Authorized Signature

-----------------
Print Name

-----------------
Title

-----------------
Date

                                   SCHEDULE B

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATE STREET BANK AND TRUST COMPANY


                            TAX SERVICES FEE SCHEDULE


I.       FEES FOR FINANCIAL ADMINISTRATION/TAX SERVICES:
         The following fee schedule is for limited tax administration services for the Funds.

         Tax Services are defined as: Computation of tax basis provisions for both excise and income tax purposes, preparation of Forms 1120-RIC, Form 8613 and State returns as required, preparation of Forms 1099-MISC, coordination of Forms 1042/1042S with Transfer Agent and preparation of information for Section 852 mailings.

                                                        Annual Fee
                                                        Per Fund
Tax Services                                             $6,500

II.      SPECIAL ARRANGEMENTS

         Fees for activities of a non-recurring nature such as reorganizations, and/or preparation of special reports will be subject to negotiation.

III.     TERM OF THE CONTRACT

         The parties agree that this fee schedule shall remain in effect until it is revised as a result of negotiations initiated by either party.


STATE STREET BANK AND TRUST COMPANY

By: /s/ Gary French
   ---------------------------------------------------------------

Name: Gary French
      -------------------------------------------------------------

Title:   Senior Vice President
        ------------------------------------------------------------


EVERGREEN INVESTMENT SERVICES, INC.

By:      /s/ Carol Kosel
         -----------------------------------------------------

Name:    Carol Kosel
         -----------------------------------------------------

Title:   Senior Vice President and Director of Fund Administration

                                 EXHIBIT (h)(5)
  SUB-ADMINISTRATION AGREEMENT between Evergreen Investment Services, Inc. and
                         BISYS Fund Services Ohio, Inc.

                          SUB-ADMINISTRATION AGREEMENT


                  This Sub-Administration Agreement is made as of this 1st day of May, 2000 between Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS") and BISYS Fund Services Ohio, Inc., an Ohio corporation (herein called "BISYS").

                  WHEREAS, EIS has been appointed as administrator to certain open-end management companies, as listed on Schedule A attached hereto and which may be amended from time to time, each of which is registered under the Investment Company Act of 1940 (each a "Trust", together the "Trusts"), pursuant to an agreement between each Trust and EIS dated January 3, 2000; and


                  WHEREAS, EIS desires to retain BISYS as sub-administrator to provide the administrative services ("Services") that are more particularly described herein and BISYS is willing to render such Services.

     NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:

         1. Appointment of Sub-Administrator. EIS hereby appoints BISYS as Sub-Administrator to the Trusts on the terms and conditions set forth in this Agreement; and BISYS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

         2. Services and Duties. As Sub-Administrator, BISYS will hereafter provide facilities, equipment and personnel to carry out the following Services to assist in the operation of the business and affairs of the Trusts:


                  (a) review and approve all Trust advertisements and sales literature for compliance with applicable laws and regulations, file with the National Association of Securities Dealers, Inc. (the "NASD") all Trust advertisements and sales literature, as required, maintain and update files for all Trust advertisements and sales literature, and respond to NASD comments with respect to advertisement and sales literature filings; and


                  (b) advise the Trusts and their Trustees on matters concerning the Trusts and their affairs.

         BISYS may, in addition, agree in writing to perform additional administrative services for the Trusts. Such services shall not include any duties, functions, or services to be performed for the Trusts by each Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with the Trust.

         3. Expenses. BISYS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Services to the Trusts. EIS shall be responsible for all other expenses incurred by BISYS on behalf of the Trusts, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not BISYS employees, and trade association dues.

         4. Compensation. For the Services provided, EIS hereby agrees to pay and BISYS hereby agrees to accept as full compensation for such Services a fee, payable quarterly, at an annual rate of $300,000.

         5. Responsibility of Sub-Administrator. BISYS shall not be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in carrying out its duties in connection with the matters to which this Agreement relates, except a loss resulting from wilful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. BISYS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for EIS or the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of BISYS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of BISYS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of BISYS even though paid by BISYS.

6. Duration and Termination. The term of this Agreement shall commence on May 1, 2000 and shall remain in effect through April 30, 2001 ("Initial Term"). Thereafter, unless otherwise terminated as provided herein, this Agreement shall be renewed automatically for successive one-year periods ("Rollover Periods"). This Agreement may be terminated without penalty (i) by provision of a notice of nonrenewal in the manner set forth below, (ii) by mutual agreement of the parties or (iii) for "cause," as defined below, upon the provision of 60 days advance written notice by the party alleging cause. Written notice of nonrenewal must be provided at least 60 days prior to the end of the Initial Term or any Rollover Period, as the case may be.

         For purposes of this Agreement, "cause" shall mean (a) a material breach of this Agreement that has not been cured within thirty (30) days following written notice of such breach from the non-breaching party or parties;
(b) a final, unappealable judicial, regulatory or administrative ruling or order in which the party to be terminated has been found guilty of criminal or unethical behavior in the conduct of its business; or (c) financial difficulties on the part of the party to be terminated which are evidenced by the authorization or commencement of, or involvement by way of pleading, answer, consent or acquiescence in, a voluntary or involuntary case under Title 11 of the United States Code, as from time to time is in effect, or any applicable law, other than said Title 11, of any jurisdiction relating to the liquidation or reorganization of debtors or to the modification or alteration of the rights of creditors.

         Notwithstanding the foregoing, after such termination for so long as BISYS, with the written consent of EIS, in fact continues to perform any one or more of the services contemplated by this Agreement or any schedule or exhibit hereto, the provisions of this Agreement, including without limitation the provisions dealing with indemnification, shall continue in full force and effect. Compensation due BISYS and unpaid by EIS upon such termination shall be immediately due and payable upon and notwithstanding such termination. BISYS shall be entitled to collect from EIS, in addition to the compensation described in this Agreement, the amount of all of BISYS's cash disbursements for services in connection with BISYS's activities in effecting such termination, including without limitation, the delivery to EIS and/or its designees of the Trust's property, records, instruments and documents.

         If, for any reason other than nonrenewal, mutual agreement of the parties or "cause," as defined above, BISYS is replaced as sub-administrator, or if a third party is added to perform all or a part of the services provided by BISYS under this Agreement, then EIS shall make a one-time cash payment, in consideration of the fee structure and services to be provided under this Agreement, and not as a penalty, to BISYS equal to the balance due BISYS for the remainder of the term of this Agreement.

         The parties further acknowledge and agree that, in the event BISYS is replaced, or a third party is added, as set forth above, (i) a determination of actual damages incurred by BISYS would be extremely difficult, and (ii) the liquidated damages provision contained herein is intended to adequately compensate BISYS for damages incurred and is not intended to constitute any form of penalty.

         7. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.

         8. Notices. Notices of any kind to be given to EIS hereunder by BISYS shall be in writing and shall be duly given if delivered at the following address: Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, Massachusetts 02116. Notices of any kind to be given to BISYS hereunder by EIS shall be in writing and shall be duly given if delivered to BISYS at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219 Attention: President.

         9. Limitation of Liability. BISYS is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular portfolio and of the Trust with respect to that particular portfolio be limited solely to the assets of that particular portfolio, and BISYS shall not seek satisfaction of any such obligation from the assets of any other portfolio, the shareholders of any portfolio, the Trustees, officers, employees or agents of the Trust, or any of them.

         10. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Massachusetts law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                            EVERGREEN INVESTMENT SERVICES, INC.


                                            By: /s Carol Kosel
                                                ___________________________

                                            Title: Senior Vice President
                                                 ___________________________



                                            BISYS FUND SERVICES OHIO, INC.


                                            By: Maria
                                               ___________________________

                                            Title: Executive Vice President
                                               ___________________________

                                   Schedule A


Evergreen Select Fixed Income Trust
Evergreen Select Equity Trust
Evergreen Money Market Trust
Evergreen Municipal Trust
Evergreen Equity Trust
Evergreen Fixed Income Trust
Evergreen International Trust
Evergreen Money Market Trust
Evergreen Variable Annuity Trust

                                 EXHIBIT (j)(1)
                              CONSENT OF KPMG LLP

                         CONSENT OF INDEPENDENT AUDITORS



The Trustees and Shareholders
Evergreen Variable Annuity Trust:

We consent to the use of our reports dated February 6, 2004 for the Evergreen VA Core Bond Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund (formerly, Evergreen VA International Growth Fund), Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Evergreen VA Special Values Fund (formerly, Evergreen Small Cap Value Fund), Evergreen VA Strategic Income Fund, each a series of Evergreen Variable Annuity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.


                                 /s/ KPMG LLP

Boston, Massachusetts
April 29, 2004

                                                             April 29, 2004



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen VA Core Bond Fund
         Evergreen VA Foundation Fund
         Evergreen VA Fund
         Evergreen VA Growth and Income Fund
         Evergreen VA Growth Fund
         Evergreen VA High Income Fund
         Evergreen VA International Equity Fund
          (formerly Evergreen VA International Growth Fund)
         Evergreen VA Omega Fund
         Evergreen VA Special Values Fund
          (formerly Evergreen VA Small Cap Value Fund)
         Evergreen VA Special Equity Fund
         Evergreen VA Strategic Income Fund
         (collectively, the "Funds")
         Post-Effective Amendment No. 32 to Registration Statement No. 33-83100/811-08716

Ladies and Gentlemen:

     On behalf of the Evergreen Variable Annuity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

        This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                            Very truly yours,

                                            /s/ Maureen E. Towle

                                            Maureen E. Towle

Enclosure

cc: David C. Mahaffey
     Sullivan & Worcerster LLP